                     [LOGO OF THE AMERICAN FUNDS GROUP(R)]

-------------------------------------------------------------------------------


                    The Cash Management Trust of America(R)

                   The U.S. Treasury Money Fund of AmericaSM

                    The Tax-Exempt Money Fund of AmericaSM

                                  Prospectus



                               FEBRUARY 1, 1997

THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, CA 90071
--------------------------------------------------------------------------------
TABLE OF CONTENTS

Expenses                                                                    3
Financial Highlights                                                        4
Investment Policies and Risks                                               7
Securities and Investment Techniques                                        8
Investment Results                                                         11
Dividends, Distributions and Taxes                                         13
Fund Organization and Management                                           14
Shareholder Services                                                       17

--------------------------------------------------------------------------------

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST seeks to achieve its objective by investing in a high-quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. Government, its agencies or instrumentalities.

U.S. TREASURY MONEY FUND seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality.

TAX-EXEMPT MONEY FUND seeks to achieve its objective by investing in a high-quality portfolio of municipal securities.

This prospectus presents information you should know before investing in the funds. You should keep it on file for future reference.

   WHILE THE FUNDS ATTEMPT TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO DO SO. YOU MAY LOSE MONEY BY INVESTING IN THE FUNDS. YOUR INVESTMENT IN THESE FUNDS IS
NOT A DEPOSIT OR OBLIGATION OF, OR INSURED OR GUARANTEED BY, ANY ENTITY OR PERSON INCLUDING THE U.S. GOVERNMENT AND THE FEDERAL DEPOSIT INSURANCE CORPORATION.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

09/39/49-010-0297

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                        MONEY MARKET FUNDS / PROSPECTUS
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EXPENSES
The effect of the expenses described below is reflected in each fund's share price or return.

Fund operating expenses are paid out of the fund's earned income.

SHAREHOLDER TRANSACTION EXPENSES
The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply.

   FUND OPERATING EXPENSES (after fee waiver)
(as a percentage of average net assets for the fiscal year ended September 30, 1996 after fee waiver)

                                             U.S.      TAX-
                                  CASH     TREASURY   EXEMPT
                               MANAGEMENT   MONEY     MONEY
                                 TRUST       FUND      FUND
--------------------------------------------------------------------------------
Management fees                  0.31%      0.30%     0.32%/1/
12b-1 expenses                   0.07%/2/   0.09%/2/  0.06%/2/
Other expenses                   0.22%      0.26%     0.27%
Total fund operating expenses    0.60%      0.65%     0.65%

/1/ The Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the average net assets. Capital Research and Management Company has been voluntarily waiving fees to the extent necessary to ensure that the fund's expenses do not exceed 0.65% of the average net assets. Without such a waiver, management fees (as a percentage of average net assets) would have been 0.44%, and total fund operating expenses would have been 0.77%. Under certain circumstances, as described in the statement of additional information, the fund may be required to repay amounts waived.

/2/ 12b-1 expenses may not exceed 0.15% of the fund's average net assets annually.

EXAMPLES

Assuming a hypothetical annual return of 5% and shareholder transaction and operating expenses as described above, for every $1,000 you invested, you would pay the following total expenses over the following periods:

                          U.S.    TAX-
                CASH    TREASURY EXEMPT
             MANAGEMENT  MONEY   MONEY
               TRUST      FUND    FUND
--------------------------------------------------------------------------------
One year        $ 6       $ 7     $ 7
Three years     $19       $21     $21
Five years      $33       $36     $36
Ten years       $75       $81     $81

THESE EXAMPLES ARE NOT MEANT TO REPRESENT YOUR ACTUAL INVESTMENT RESULTS OR EXPENSES, WHICH MAY VARY.

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                        MONEY MARKET FUNDS / PROSPECTUS
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FINANCIAL HIGHLIGHTS

The following information has been audited by Price Waterhouse llp, independent accountants. This table should be read together with the financial statements which are included in the statement of additional information and annual report.

PER-SHARE DATA AND RATIOS

                             CASH MANAGEMENT TRUST

                                                   YEAR ENDED SEPTEMBER 30
                                                   -----------------------
                         1996    1995    1994    1993    1992    1991    1990    1989    1988   1987
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of year      $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00
-----------------------------------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                   .050    .052    .031    .025    .036    .061    .078    .086    .068   .059

Total income
from investment
operations               .050    .052    .031    .025    .036    .061    .078    .086    .068   .059
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment
income                  (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068) (.059)

Total distributions     (.050)  (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068) (.059)

Net asset value,
end of year            $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $1.00
-----------------------------------------------------------------------------------------------------
Total return            5.06%   5.34%   3.10%   2.57%   3.64%   6.26%   8.10%   8.98%   7.00%  6.07%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $3,304  $2,996  $2,738  $1,940  $2,090  $2,134  $2,145  $1,432  $1,107   $809

Ratio of expenses to
average net assets       .60%    .60%    .68%    .65%    .63%    .61%    .57%    .54%    .50%   .51%

Ratio of net income
to average net assets   4.95%   5.21%   3.14%   2.57%   3.59%   6.12%   7.70%   8.62%   6.79%  5.85%
-----------------------------------------------------------------------------------------------------

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
PER-SHARE DATA AND RATIOS

                            U.S. TREASURY MONEY FUND

                              YEAR ENDED SEPTEMBER 30
                              -----------------------
                        1996   1995   1994   1993   1992  1991/1/
-------------------------------------------------------------------
Net asset value,
beginning of year      $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
-------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                  .046   .048   .028   .025   .036    .035

Total income
from investment
operations              .046   .048   .028   .025   .036    .035
-------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment

Total distributions    (.046) (.048) (.028) (.025) (.036)  (.035)

Net asset value,
end of year            $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
-------------------------------------------------------------------
Total return           4.66%  4.89%  2.89%  2.49%  3.61%   3.52%/2/
-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $ 256  $ 231  $ 199  $ 140  $ 106   $  59

Ratio of expenses to
average net assets      .65%   .67%   .67%   .61%   .68%    .68%/3/

Ratio of net income
to average net assets  4.53%  4.79%  2.91%  2.43%  3.51%   4.77%

/1/ Represents the initial period of operations from February 1, 1991 to
    September 30, 1991.
/2/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/3/ Annualized.

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
PER-SHARE DATA AND RATIOS

                             TAX-EXEMPT MONEY FUND

                                     YEAR ENDED SEPTEMBER 30
                                     ------------------------
                        1996   1995   1994   1993   1992   1991  1990/1/
--------------------------------------------------------------------------
Net asset value,
beginning of year      $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
--------------------------------------------------------------------------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment
income                  .029   .031   .020   .019   .029   .045    .049

Total income
from investment
operations              .029   .031   .020   .019   .029   .045    .049
--------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from
net investment

Total distributions    (.029) (.031) (.020) (.019) (.029) (.045)   (049)

Net asset value,
end of year            $1.00  $1.00  $1.00  $1.00  $1.00  $1.00   $1.00
--------------------------------------------------------------------------
Total return           2.91%  3.14%  1.98%  1.90%  2.96%  4.58%   5.04%/2/
--------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA:
Net assets, end of
year (in millions)     $ 144   $150  $ 170  $ 121  $ 108  $ 107   $  61

Ratio of expenses to
average net assets

Ratio of expenses to
average net assets

Ratio of net income
to average net assets  2.88%  3.09%  1.99%  1.88%  2.95%  4.43%   5.16%

/1/ Represents the initial period of operations from October 24, 1989 to
    September 30, 1990.
/2/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/3/ Annualized.

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                        MONEY MARKET FUNDS / PROSPECTUS
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INVESTMENT POLICIES AND RISKS
Each fund aims to provide you with a way to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.


The investment objective of each fund is to provide investors with a way to earn income on their cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund), while preserving capital and maintaining liquidity. Each fund invests only in securities determined, in accordance with procedures established by its board of trustees, to present minimal credit risks. It is the current policy of Cash Management Trust and Tax-Exempt Money Fund to invest only in instruments rated in the highest short-term rating categories by Moody's Investors Service, Inc. and Standard & Poor's Corporation (for example, commercial paper rated "Prime-1" and "A-1" by Moody's and S&P, respectively) or, in the case of Tax-Exempt Money Fund, in instruments that do not have short-term ratings by Moody's or S&P but are determined to be of comparable quality in accordance with procedures established by the boards or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest. MORE INFORMATION ON EACH FUND'S INVESTMENT POLICIES IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION.

CASH MANAGEMENT TRUST

The fund seeks to achieve its objective by investing in a high quality portfolio of money market instruments, which may include commercial paper, commercial bank obligations, savings association obligations, corporate bonds and notes, and securities of the U.S. Government, its agencies or instrumentalities. The fund may also enter into repurchase agreements. See "Securities and Investment Techniques" below.

U.S. TREASURY MONEY FUND

The fund seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality. Since the fund invests solely in U.S. Treasury securities, its dividends are generally exempt from most state and local taxes; however, dividends are not exempt from federal income taxes. See "Dividends, Distributions and Taxes" below.

TAX-EXEMPT MONEY FUND

   The fund seeks to achieve its objective by investing in a high-quality portfolio of municipal securities. Dividends paid by the fund are subject to most state and

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

local taxes. See "Securities and Investment Techniques" below. The fund generally invests substantially all of its assets in securities the interest on which is exempt from federal income taxes. However, the fund may invest in taxable short-term securities to take advantage of unusual investment opportunities. The fund may also invest up to 20% of its assets in certain municipal securities, the interest on which would constitute an item of tax preference subject to federal alternative minimum tax on corporations and individuals. See "Dividends, Distributions and Taxes" below. When abnormal market conditions require a temporary defensive position, the fund may invest substantially all its assets intaxable short-term securities. In any event, as a matter of fundamental policy, the fund will under normal market conditions invest at least 80% of its total assets in, or derive at least 80% of its income from, securities the interest on which is exempt from federal income taxes (and is not subject to federal alternative minimum tax).

Each fund's fundamental investment restrictions (described in the statement of additional information) and objective may not be changed without shareholder approval. All other investment practices may be changed by each fund's board.

ACHIEVEMENT OF EACH FUND'S INVESTMENT OBJECTIVE CANNOT, OF COURSE, BE ASSURED. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------
SECURITIES AND INVESTMENT TECHNIQUES

MONEY MARKET INSTRUMENTS

The funds invest in various high-quality money market instruments that mature, or may be redeemed or resold, in 13 months or less (25 months or less in the case of U.S. Government securities). For Cash Management Trust they include:
(1) commercial paper (notes issued by corporations or governmental bodies), (2) commercial bank obligations such as certificates of deposit, bank notes, and bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity), (3) savings association and savings bank obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. For U.S. Treasury Money Fund they include U.S. Treasury bills, notes, and bonds. Tax-Exempt Money Fund invests in money market instruments that are issued by states, territories, or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities ("municipalities") to obtain funds for various public purposes. Tax-Exempt Money Fund may purchase various types of municipal securities including tax anticipation notes, bond anticipation notes, revenue anticipation

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

notes, grant anticipation notes, construction loan notes, municipal commercial paper, general obligation bonds, revenue bonds and industrial development bonds. These securities are described in the statement of additional information. In addition, Tax-Exempt Money Fund may invest in municipal securities that are supported by credit and liquidity enhancements, which include letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these institutions could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of institutions is downgraded, investments in such securities could increase the level of illiquidity of the fund's portfolio for the remaining maturity of the instruments. The fund limits its investments in illiquid securities to no more than 10% of the fund's net assets.

REPURCHASE AGREEMENTS

Cash Management Trust may enter into repurchase agreements, under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, liquidation of the collateral by the fund may be delayed or limited.

VARIABLE AND FLOATING RATE OBLIGATIONS

The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals, or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

FORWARD COMMITMENTS

The funds may enter into commitments to purchase or sell securities at a future date. When the funds agree to purchase such securities, they assume the risk of any decline in value of the securities beginning on the date of the agreement. When the funds agree to sell such securities, they do not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the funds could miss a favorable price or yield opportunity, or could experience a loss.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

"PUT" SECURITIES

Cash Management Trust and Tax-Exempt Money Fund may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The funds may pay a higher price for such securities than would otherwise be paid for the same security without such a right. The funds will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the funds might be unable to recover all or a portion of any loss sustained. There is no specific limit on the extent to which the funds may invest in such securities.

MATURITY

Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and floating rate obligations and "put" securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust, U.S. Treasury Money Fund and Tax-Exempt Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 30 days or less, 90 days or less and 60 days or less, respectively.

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

INVESTMENT RESULTS
The funds may from time to time compare investment results to various indices or other mutual funds. Fund results may be calculated on a total return and/or yield (or effective yield) basis. Both yield figures are based on historical earnings and are not intended to indicate future performance. Tax-equivalent yields may be calculated for Tax-Exempt Money Fund. Total returns assume the reinvestment of all dividends and any capital gain distributions.

- TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gain distributions.

- YIELD is computed, according to a formula mandated by the Securities and Exchange Commission, by taking the average dividends paid by the fund over a seven-day period. This income is then "annualized" and shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. For current yield information, phone 800/421-8068.

                               INVESTMENT RESULTS
                     (FOR PERIODS ENDED DECEMBER 31, 1996)

                        CASH
AVERAGE ANNUAL       MANAGEMENT U.S. TREASURY TAX-EXEMPT
TOTAL RETURNS:         TRUST     MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
One year               4.93%        4.59%       2.85%
 ................................................................................
Five years             3.95%        3.70%       2.52%
 ................................................................................
Ten years              5.58%         --          --
 ................................................................................
Lifetime               7.70%        3.93%/1/    3.23%/2/
--------------------------------------------------------------------------------
7-day Yield/3/:        4.87%        4.38%       3.03%
Effective Yield/3/:    4.99%        4.48%       3.07%

/1/ The fund began investment operations February 1, 1991.
/2/ The fund began investment operations October 24, 1989.

/3/ These fund results were calculated according to a required standard formula.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

                             CASH MANAGEMENT TRUST

                             [GRAPH APPEARS HERE]

Here are the fund's annual total returns which are being supplied on a calendar year basis.

1987   6.42
1988   7.30
1989   9.05
1990   7.89
1991   5.51
1992   3.14
1993   2.54
1994   3.66
1995   5.50
1996   4.93




                            U.S. TREASURY MONEY FUND

                             [GRAPH APPEARS HERE]



Here are the fund's annual total returns which are being supplied on a calendar year basis.

1992   3.05
1993   2.48
1994   3.36
1995   5.03
1996   4.59

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

                             TAX-EXEMPT MONEY FUND

                             [GRAPH APPEARS HERE]
   Here are the fund's annual total returns which are being supplied on a calendar year basis.

1990   5.40
1991   4.17
1992   2.51
1993   1.83
1994   2.23
1995   3.21
1996   2.85


Past results are not an indication of future results.

--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

FEDERAL TAXES

In any fiscal year in which a fund qualifies as a regulated investment company and distributes to shareholders all net investment income and net capital gains, the fund itself is relieved of federal income tax.

The tax treatment of dividends and any capital gains is the same whether they are reinvested or received in cash. Dividends distributed by Cash Management Trust and U.S. Treasury Money Fund are taxable for federal income tax purposes (unless you are exempt from taxation or entitled to deferral).

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds generally realizes or distributes capital gains; however, if it does it will be subject to federal and state income tax. Early each calendar year, you will be notified as to the amount and federal tax status of all dividends and capital gains paid during the prior year. You are required by the Internal Revenue Code to report dividends to the federal government even if they are tax-exempt.

YOU MUST PROVIDE THE FUND WITH A CERTIFIED CORRECT TAXPAYER IDENTIFICATION NUMBER (GENERALLY YOUR SOCIAL SECURITY NUMBER) AND CERTIFY THAT YOU ARE NOT SUBJECT TO BACKUP WITHHOLDING. IF YOU FAIL TO DO SO THE IRS CAN REQUIRE THE FUND TO WITHHOLD 31% OF YOUR TAXABLE DISTRIBUTIONS AND REDEMPTIONS. Federal law also requires the fund to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

This is a brief summary of some of the tax laws that affect your investment in the funds. Please see the statement of additional information and your tax adviser for further information.
--------------------------------------------------------------------------------
FUND ORGANIZATION AND MANAGEMENT

FUND ORGANIZATION AND VOTING RIGHTS

Each fund is an open-end, diversified management investment company and was organized as a Massachusetts business trust (Cash Management Trust in 1976, Tax-Exempt Money Fund in 1989 and U.S. Treasury Money Fund in 1990). Each fund's operations are supervised by its board of trustees who meet periodically and perform duties required by applicable state and federal laws. Members of the boards who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the funds as described in the statement of additional information. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for each fund. The funds do not hold annual meetings of shareholders. However, significant corporate matters which require shareholder approval,

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                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of its shares, the applicable fund will hold a meeting at which any member of the board could be removed by a majority vote. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

THE INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to these funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071.

Capital Research and Management Company manages the investment portfolio and business affairs of the funds and receives an annual fee from each fund that may not exceed:

 Cash Management Trust:        0.32% of the fund's average net assets;
 U.S. Treasury Money Fund:     0.30% of the fund's average net assets;
 Tax-Exempt Money Fund:        0.44% of the fund's average net assets

and declines at certain asset levels for each fund. These management fee schedules do not reflect voluntary fee waivers that may be made by Capital Research and Management Company from time to time or fee waivers that may be made under a fund's Investment Advisory and Service Agreement with Capital Research and Management Company. The total management fees paid by the funds, as a percentage of average net assets for the previous fiscal year, are listed earlier under "Expenses."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's "code of ethics."

PLAN OF DISTRIBUTION

Each fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

expenses are approved in advance by the board and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect. The 12b-1 fees paid by each fund, as a percentage of average net assets for the previous fiscal year, are listed earlier under "Expenses."

PRINCIPAL UNDERWRITER AND TRANSFER AGENT

American Funds Distributors, Inc. and American Funds Service Company serve as the principal underwriter and transfer agent for each fund, respectively. They are headquartered at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821, respectively.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                              [MAP APPEARS HERE]

                   CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                            (8 A.M. TO 8 P.M. ET):
                                 800/421-0180

WESTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2205
Brea, California
92822-2205
Fax: 714/671-7080

WESTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 659522
San Antonio, Texas
78265-9522
Fax: 210/530-4050

EASTERN CENTRAL SERVICE CENTER
American Funds Service Company
P.O. Box 6007
Indianapolis, Indiana
46206-6007
Fax: 317/735-6620

EASTERN SERVICE CENTER
American Funds Service Company
P.O. Box 2280
Norfolk, Virginia
23501-2280
Fax: 804/670-4773

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

SHAREHOLDER SERVICES

Each fund offers you a valuable array of services you can use to alter your investment program as your needs and circumstances change. These services, which are summarized below, are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days' written notice. A COMPLETE DESCRIPTION OF SHAREHOLDER SERVICES AND ACCOUNT POLICIES IS CONTAINED IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

THE SERVICES DESCRIBED MAY NOT BE AVAILABLE THROUGH SOME RETIREMENT PLANS. IF YOU ARE INVESTING THROUGH A RETIREMENT PLAN, YOU SHOULD CONTACT YOUR PLAN ADMINISTRATOR/TRUSTEE ABOUT WHAT SERVICES ARE AVAILABLE AND WITH QUESTIONS
ABOUT YOUR ACCOUNT.
--------------------------------------------------------------------------------
PURCHASING SHARES

HOW TO PURCHASE SHARES

Generally, you may open an account by contacting any investment dealer authorized to sell the funds' shares. You may add to your account through your dealer or directly through American Funds Service Company by mail, wire, or bank debit. You may also establish or add to your account by exchanging shares from any of your other accounts in The American Funds Group. The funds and American Funds Distributors reserve the right to reject any purchase order.

Various purchase options are available as described below subject to certain investment minimums and limitations described in the statement of additional information and "Welcome to the Family."

- Automatic Investment Plan

  You may invest monthly or quarterly through automatic withdrawals from your bank account.

- Automatic Reinvestment

  You may reinvest your dividends and capital gain distributions into the funds (with no sales charge). This will be done automatically unless you elect to have the dividends and/or capital gain distributions paid to you in cash.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

- Cross-Reinvestment

  You may invest your dividend and capital gain distributions into any other fund in The American Funds Group.

- Exchange Privilege

  You may exchange your shares into other funds in The American Funds Group generally with no sales charge. Exchanges of shares from the money market funds that were initially purchased with no sales charge will generally be subject to the appropriate sales charge. You may also elect to automatically exchange shares among any of the funds in The American Funds Group. Exchange requests may be made in writing, by telephone including American FundsLine(R) (see below) or by fax. EXCHANGES HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

- Retirement Plans

  You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans. Tax-Exempt Money Fund is not available for investment by retirement plans. For further information contact your investment dealer or American Funds Distributors.

SHARE PRICE

Each fund's share price, also called net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern time) every day the New York Stock Exchange is open. Each fund calculates its net asset value per share, generally using market prices, by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the funds' current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission. Shares are purchased at the offering price next determined after your investment is received and accepted by American Funds Service Company.

INVESTMENT MINIMUMS

----------------------------------------------------------------
To establish an account                                   $2,500
 For a retirement plan account                            $1,000
 For a retirement plan account through payroll deduction  $   25
To add to an account                                      $   50
 For a retirement plan account                            $   25

SALES CHARGES

The money market funds have no sales charges on purchases of fund shares. However, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

ADDITIONAL DEALER COMPENSATION

Up to 0.15% of average net assets is paid annually to qualified dealers for providing certain services pursuant to each fund's Plan of Distribution. During 1997, American Funds Distributors will also provide additional compensation to the top one hundred dealers who have sold shares of funds in The American Funds Group based on the pro rata share of a qualifying dealer's sales.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.

- Aggregation

  Investments that may be aggregated include those made by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), including any business account solely "controlled by," as well as any retirement plan or trust account solely for the benefit of, these individuals. Investments made for multiple employee benefit plans of a single employer or "affiliated" employers may be aggregated provided they are not also aggregated with individual accounts. Finally, investments made by a common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares may be aggregated.

  Purchases made for nominee or street name accounts will generally not be aggregated with those made for other accounts unless qualified as described above.

- Concurrent Purchases

  You may combine concurrent purchases of two or more funds in The American Funds Group, except direct purchases of the money market funds. Shares of the money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

- Right of Accumulation

  You may take into account the current value of your existing holdings in The American Funds Group to determine your sales charge. Direct purchases of the money market funds are excluded.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

- Statement of Intention

  You may enter into a non-binding commitment to invest a certain amount
  (which at your request may include purchases made during the previous 90 days) in non-money market fund shares over a 13-month period. A portion of your account may be held in escrow to cover additional sales charges which may be due if your total investments over the statement period are insufficient to qualify for the applicable sales charge reduction.
--------------------------------------------------------------------------------
SELLING SHARES

HOW TO SELL SHARES

You may sell (redeem) shares in your account by contacting your investment dealer or American Funds Service Company. You may also use American FundsLine(R) (see below). In addition, you may sell shares in amounts of $50 or more automatically. If you sell shares through your investment dealer you may be charged for this service. Shares held for you in your dealer's street name must be sold through the dealer.

Shares are sold at the net asset value next determined after your request is received in good order by American Funds Service Company. Sale requests may be made in writing, by telephone, including American FundsLine(R) (see below), or by fax. Sales by telephone or fax are limited to $10,000 in accounts registered to individual(s) (including non-retirement trust accounts). In addition, checks must be made payable to the registered shareholder(s) and mailed to an address of record that has been used with the account for at least 10 days. Proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. The funds may, with 60 days' written notice, close your account if due to a sale of shares the account has a value of less than the minimum required initial investment.

Generally, written requests to sell shares must be signed by you and must include any shares you wish to sell that are in certificate form. Your signature must be guaranteed by a bank, savings association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers, Inc., that is an eligible guarantor institution. A signature guarantee is not currently required for any sale of $50,000 or less provided the check is made

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

payable to the registered shareholder(s) and is mailed to the address of record on the account, and provided the address has been used with the account for at least 10 days. Additional documentation may be required for sale of shares held in corporate, partnership or fiduciary accounts.

In the case of the money market funds, you may establish (use the account application) telephone redemption privileges (which will enable you to have redemption proceeds sent to your bank account) and/or check writing privileges. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Fund Group within 90 days after the date of the redemption or distribution. Reinvestment will be at the next calculated net asset value after receipt and acceptance by American Funds Service Company.
--------------------------------------------------------------------------------
OTHER IMPORTANT THINGS TO REMEMBER

AMERICAN FUNDSLINE(R)

You may check your share balance, the price of your shares, or your most recent account transactions, sell shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone.

TELEPHONE PURCHASES, SALES AND EXCHANGES

Unless you opt out of the telephone (including American FundsLine(R)) or fax purchase, sale and/or exchange options (see below), you agree to hold the funds, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, each fund may be liable for losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company. (You may also reinstate them at any time by writing to American Funds Service Company.)

ACCOUNT STATEMENTS

You will receive regular confirmation statements reflecting transactions in your account. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------
NOTES

--------------------------------------------------------------------------------
                        MONEY MARKET FUNDS / PROSPECTUS
--------------------------------------------------------------------------------

FOR SHAREHOLDER                 FOR DEALER                       FOR 24-HOUR
SERVICES                        SERVICES                         INFORMATION

American Funds                  American Funds                   American
Service Company                 Distributors                     FundsLine(R)
800/421-0180 ext. 1             800/421-9900 ext. 11             800/325-3590

 Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

 --------------------------------------------------------------

 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL               STATEMENT OF ADDITIONAL
 REPORT TO SHAREHOLDERS           INFORMATION (SAI)


 Includes financial               Contains more detailed
 statements, detailed             information on all aspects of
 performance information,         the funds, including each
 portfolio holdings, a            fund's financial statements.
 statement from portfolio
 management and the
 independent accountants'
 report.

                                  A current SAI has been filed
                                  with the Securities and
                                  Exchange Commission and is
                                  incorporated by reference (is
                                  legally part of the
                                  prospectus).

 CODE OF ETHICS

 Includes a description of the
 funds' personal investing
 policy.

 To request a free copy of any of the documents above:

 Call American Funds   or         Write to the Secretary of the
 Service Company                  funds 333 South Hope Street
 800/421-0180 ext. 1              Los Angeles, CA 90071

                                                                  [RECYCLE LOGO]

This prospectus has been printed on recycled paper.


THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary


Prospectus
for Eligible Retirement Plans

THE CASH MANAGEMENT
TRUST OF AMERICA(R)

THE U.S. TREASURY
MONEY FUND
OF AMERICA(SM)

TWO MONEY MARKET FUNDS THAT SEEK
TO PROVIDE INVESTORS WITH A WAY TO EARN
CURRENT INCOME WHILE PRESERVING CAPITAL AND
MAINTAINING LIQUIDITY.

[LOGO OF THE AMERICAN FUNDS GROUP(R)]

February 1, 1997




                     THE CASH MANAGEMENT TRUST OF AMERICA
                    THE U.S. TREASURY MONEY FUND OF AMERICA

                             333 South Hope Street
                         Los Angeles, California 90071

The investment objective of each fund is to provide investors with a way to earn income on their cash reserves, while preserving capital and maintaining liquidity. Each fund seeks to meet its objective by investing in a high-quality portfolio of money market instruments.

While the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no assurance that the funds will be able to do so.

This prospectus relates only to shares of the funds offered to eligible retirement plans. For a prospectus regarding shares of each fund to be acquired otherwise, contact the Secretary of the fund at the address indicated above.

This prospectus presents information you should know before investing in the fund. It should be retained for future reference.

More detailed information about the fund, including the fund's financial statements, is contained in the statement of additional information dated February 1, 1997, which has been filed with the Securities and Exchange Commission and is available to you without charge, by writing to the Secretary of the fund at the above address or calling American Funds Service Company.



SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THE PURCHASE OF FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

RP 09/49-010-0297

-------------------------------------------------------------------------------

              SUMMARY
          OF EXPENSES

       Average annual
 expenses paid over a
 10-year period would
     be approximately
          $8 per year
       for each fund,
    assuming a $1,000
  investment and a 5%
annual return with no
        sales charge.

                   TABLE OF CONTENTS

Summary of Expenses.............................       2
Financial Highlights............................       3
Investment Objectives and Policies..............       4
Certain Securities and Investment Techniques....       5
Investment Results..............................       7
Dividends, Distributions and Taxes..............       7
Fund Organization and Management................       8
Purchasing Shares...............................      10
Shareholder Services............................      11
Redeeming Shares................................      12

This table is designed to help you understand the costs of investing in each fund. These are historical expenses; your actual expenses may vary.

SHAREHOLDER TRANSACTION EXPENSES
The funds have no sales charges on purchases or reinvested dividends, deferred sales charges, redemption fees or exchange fees./1/

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)

                                                            CASH        U.S.
                                                           MANAGE-    TREASURY
                                                            MENT       MONEY
                                                            TRUST       FUND
                                                           -------    --------
Management fees (after certain expense reimbursements)....  0.31%       0.30%
12b-1 expenses............................................  0.07%/2/    0.09%/2/
Other expenses (including audit, legal, shareholder serv-
 ices, transfer agent and custodian expenses).............  0.22%       0.26%
Total fund operating expenses.............................  0.60%       0.65%


EXAMPLE                           1 YEAR 3 YEARS 5 YEARS 10 YEARS
-------                           ------ ------- ------- --------
You would pay the following
cumulative expenses on a
$1,000 investment in each fund,
assuming a 5% annual return./3/

Cash Management Trust...........    $6     $19     $33     $75
U.S. Treasury Money Fund........    $7     $21     $36     $81

/1/ There is no sales charge on purchases of shares of the funds. However, if shares of the funds are exchanged for shares of another fund in The American Funds Group the sales charge applicable to the other fund may apply. See "The American Funds Shareholder Guide--Exchange Privilege."
/2/ These expenses may not exceed 0.15% of each fund's average net assets annually. (See "Fund Organization and Management--Plan of Distribution.") /3/ Use of this assumed 5% return is required by the Securities and Exchange
    Commission; it is not an illustration of past or future investment results. THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

-------------------------------------------------------------------------------

          FINANCIAL    The following information has been audited by Price
         HIGHLIGHTS    Waterhouse LLP, independent accountants, whose unquali-
       (For a share    fied report covering each of the most recent five years
        outstanding    is included in the statement of additional information.
     throughout the    This information should be read in conjunction with the
       fiscal year)    financial statements and accompanying notes which are
                       also included in the statement of additional informa-tion.

                                           CASH MANAGEMENT TRUST

                                                       YEAR ENDED SEPTEMBER 30
                           -----------------------------------------------------------------------------
                           1996   1995    1994    1993    1992    1991    1990    1989    1988    1987
                          ------ ------  ------  ------  ------  ------  ------  ------  -------  -----
Net Asset Value, begin-
 ning of year............ $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                          ------ ------  ------  ------  ------  ------  ------  ------  ------   -----
  INCOME FROM INVESTMENT
   OPERATIONS
   Net Investment In-
    come.................  .050    .052    .031    .025    .036    .061    .078    .086    .068    .059
                          ------ ------  ------  ------  ------  ------  ------  ------  ------   -----
     Total income from
      investment
      operations.........  .050    .052    .031    .025    .036    .061    .078    .086    .068    .059
                          ------ ------  ------  ------  ------  ------  ------  ------  ------   -----
  LESS DISTRIBUTIONS
   Dividends from net
    investment income....  (.050) (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)  (.059)
                          ------ ------  ------  ------  ------  ------  ------  ------  ------   -----
   Total Distributions...  (.050) (.052)  (.031)  (.025)  (.036)  (.061)  (.078)  (.086)  (.068)  (.059)
                          ------ ------  ------  ------  ------  ------  ------  ------  ------   -----
Net Asset Value, end of
 year....................  $1.00  $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                         ------  ------  ------  ------  ------  ------  ------  ------  ------   -----
Total Return.............    5.06% 5.34%   3.10%   2.57%   3.64%   6.26%   8.10%   8.98%   7.00%   6.07%
  RATIOS/SUPPLEMENTAL
   DATA
   Net Assets, end of
    year (in millions)...  $3,304 $2,996  $2,738  $1,940  $2,090  $2,134  $2,145  $1,432  $1,107    $809
   Ratios of expenses to
    average net assets...    .60%   .60%    .68%    .65%    .63%    .61%    .57%    .54%    .50%    .51%
   Ratio of net income
    to average net as-
    sets.................   4.95%  5.21%   3.14%   2.57%   3.59%   6.12%   7.70%   8.62%   6.79%   5.85%

                                           U.S. TREASURY MONEY FUND

                                                                YEAR ENDED SEPTEMBER 30
                                                          ---------------------------------------
                                                    1996   1995    1994    1993    1992   1991/1/
                                                   ------ ------  ------  ------  ------  -------
Net Asset Value, beginning of period..........      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                                                   ------  ------  ------  ------  ------  ------
  INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income......................       .046    .048    .028    .025    .036    .035
                                                   ------  ------  ------  ------  ------  ------
     Total income from investment operations..       .046    .048    .028    .025    .036    .035
                                                   ------  ------  ------  ------  ------  ------
  LESS DISTRIBUTIONS
   Dividends from net investment income.......      (.046) (.048)  (.028)  (.025)  (.036)  (.035)
                                                   ------  ------  ------  ------  ------  ------
   Total Distributions........................      (.046) (.048)  (.028)  (.025)  (.036)  (.035)
                                                   ------  ------  ------  ------  ------  ------
Net Asset Value, end of period................      $1.00   $1.00   $1.00   $1.00   $1.00   $1.00
                                                   ------  ------  ------  ------  ------  ------
Total Return..................................       4.66%  3.14%   2.89%   2.49%   3.61%   3.52%/2/
  RATIOS/SUPPLEMENTAL DATA
   Net Assets, end of period (in millions)....       $256    $231    $199    $140    $106     $59
   Ratios of expenses to average net assets...        .65     .67%    .67%    .61%    .68%    .68%/3/
   Ratio of net income to average net assets..       4.53%   4.79%   2.91%   2.43%   3.51%   4.77%/3/

-----------------
/1/ Period from 2/1/91-9/30/91.
/2/ Based on operations for the period shown and, accordingly, not representative of a full year's operations.
/3/ Annualized.

-------------------------------------------------------------------------------

         INVESTMENT    THE FUNDS The investment objective of each fund is to
         OBJECTIVES    provide investors with a way to earn income on their
       AND POLICIES    cash reserves, while preserving capital and maintaining
                       liquidity. Each fund invests only in securities
   Each fund's goal    determined, in accordance with procedures established
  is to provide you    by its board of trustees, to present minimal credit
 with a way to earn    risks.
     income on your
      cash reserves    CASH MANAGEMENT TRUST The fund seeks to achieve its
   while preserving    objective by investing in a high-quality portfolio of
        capital and    money market instruments, which may include commercial
        maintaining    paper, commercial bank obligations, savings association
         liquidity.    obligations, corporate bonds and notes, and securities
                       of the U.S. Government, its agencies or
                       instrumentalities. The fund may also enter into repurchase agreements. It is the current policy of the fund to invest only in instruments rated in the highest short-term rating category by Moody's Investors
                       Service, Inc. and Standard & Poor's Corporation (for example, commercial paper rated "Prime-1" and "A-1" by Moody's and S&P, respectively) or in instruments that do not have short-term ratings by Moody's or S&P but are determined to be of comparable quality in accordance with procedures established by the board or that are issued, guaranteed or insured by the U.S.
                       Government, its agencies or instrumentalities as to the payment of principal and interest. See "Certain
                       Securities and Investment Techniques" below.

                       U.S. TREASURY MONEY FUND The fund seeks to achieve its objective by investing in a portfolio consisting entirely of U.S. Treasury securities. These securities are guaranteed by the direct "full faith and credit" pledge of the United States Government and therefore are of the highest credit quality. Since the fund invests solely in U.S. Treasury securities, its dividends are generally exempt from most state and local taxes; however, dividends are not exempt from federal income taxes. See "Dividends, Distributions and Taxes" below.

                       OTHER INVESTMENT PRACTICES Each fund's investment restrictions (which are described in the statement of additional information) and objective cannot be changed without shareholder approval. All other investment practices may be changed by each fund's board.

                       ACHIEVEMENT OF THE FUNDS' INVESTMENT OBJECTIVES CANNOT, OF COURSE, BE ASSURED. INVESTMENTS IN THE FUNDS ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER ENTITY OR PERSON. THERE CAN BE NO ASSUR-ANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE.

-------------------------------------------------------------------------------

            CERTAIN    MONEY MARKET INSTRUMENTS The funds invest in various
     SECURITIES AND    high-quality money market instruments that mature, or
         INVESTMENT    may be redeemed or resold, in 13 months or less (25
         TECHNIQUES    months or less in the case of U.S. Government
                       securities). For Cash Management Trust they include (1)
   The funds invest    commercial paper (notes issued by corporations or
   in various high-    governmental bodies), (2) certificates of deposit and
      quality money    bankers' acceptances (time drafts on a commercial bank
             market    where the bank accepts an irrevocable obligation to pay
       instruments.    at maturity), (3) savings association and savings bank
                       obligations, (4) securities of the U.S. Government, its agencies or instrumentalities, and (5) corporate bonds and notes. For U.S. Treasury Money Fund they include
                       U.S. Treasury bills, notes, and bonds. These securities are described in the statement of additional information.

                       REPURCHASE AGREEMENTS Cash Management Trust enters into repurchase agreements under which it buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price including accrued interest, as monitored daily by Capital Research and Management Company. The fund only enters into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by Capital Research and Management Company. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the fund may be delayed or limited.

                       VARIABLE AND FLOATING RATE OBLIGATIONS The funds may invest in variable and floating rate obligations which have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. The rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

                       WHEN-ISSUED SECURITIES AND FIRM COMMITMENT AGREE-
                       MENTS The funds may purchase securities on a delayed delivery or "when-issued" basis and enter into firm commitment agreements (transactions whereby the payment obligation and interest rate are fixed at the time of the transaction but the settlement is delayed). Each fund as purchaser assumes the risk of any decline in value of the security beginning on the date of the agreement or purchase.

-------------------------------------------------------------------------------

                       "PUT" SECURITIES Cash Management Trust may purchase securities that provide for the right to resell them to the issuer, a bank, or a broker-dealer typically at the par value plus accrued interest within a specified period of time prior to maturity. This right is commonly known as a "put" or a "demand feature." The fund may pay a higher price for such securities than would otherwise be paid for the same securities without such rights. The fund will enter into these transactions only with issuers, banks, or broker-dealers that are determined by Capital Research and Management Company to present minimal credit risks. If an issuer, bank, or broker-dealer should default on its obligation to repurchase, the fund might be unable to recover all or a portion of any loss sustained from having to sell the securities elsewhere. There is no specific limit on the extent to which the fund may invest in such securities.

                       MATURITY Each fund determines net asset value using the penny-rounding method, according to rules of the Securities and Exchange Commission, which permits it to maintain a constant net asset value of $1.00 per share under normal conditions. These rules require, among other things, that each fund limit its investments to securities that will mature no more than 13 months (25 months in the case of securities of the U.S. Government, its agencies or instrumentalities) from the date of purchase, and that the dollar-weighted average portfolio maturity of its investments be 90 days or less. For this purpose, certain variable and floating rate obligations and "put" securities which may otherwise have stated maturities in excess of 13 months (25 months in the case of U.S. Government securities) will be deemed to have remaining maturities equal to the period remaining until the next readjustment of the interest rate or until the fund is entitled to repayment or repurchase of the security. Cash Management Trust and U.S. Treasury Money Fund currently intend to maintain dollar-weighted average portfolio maturities of approximately 30 days or less and 90 days or less, respectively.

         INVESTMENT    The funds may from time to time compare their invest-
            RESULTS    ment results to various unmanaged indices or other mu-
                       tual funds or savings or investment vehicles in reports
     You may obtain    to shareholders, sales literature and advertisements.
      current yield    The results may be calculated on a total return and/or
     information by    yield (or effective yield) basis for various periods.
   calling 800/421-    Total returns assume the reinvestment of all dividends
              8068.    and any capital gain distributions.

                       The funds' yields and the average annual total returns are calculated in accordance with Securities and Ex-change Commission requirements. The annualized yields for Cash Management Trust and U.S. Treasury Money Fund for the 7-day period ended December 31, 1996, were 4.87% and 4.38%, respectively. The annualized effective yields for the same period for Cash Management Trust and U.S. Treasury Money Fund were 4.99%

-------------------------------------------------------------------------------

                       and 4.48%, respectively. For current yield information, phone 800/421-8068. Of course, past results are not an indication of future results.

         DIVIDENDS,    DIVIDENDS AND DISTRIBUTIONS Each fund declares
      DISTRIBUTIONS    dividends from net investment income daily and
          AND TAXES    distributes the accrued dividends to shareholders each
                       month. Dividends begin accruing one day after payment
             Income    for shares is received by the fund or American Funds
  distributions are    Service Company. The funds generally do not realize or
   made each month.    distribute capital gains; however, if they do they will
                       be subject to federal and state income tax.

                       The terms of your plan will govern how your plan may receive distributions from each fund. Generally, periodic distributions from either fund to your plan are reinvested in additional fund shares, although your plan may permit fund distributions from net investment income to be received by you in cash. Unless you select another option, all distributions will be reinvested in additional shares.

                       FEDERAL TAXES Each fund intends to operate as a "regulated investment company" under the Internal Revenue Code. In any fiscal year in which a fund so qualifies and distributes to shareholders all of its net investment company taxable income and tax-exempt income, the fund itself is relieved of federal income tax with respect to amounts distributed to its shareholders.

                       Please see the statement of additional information and your tax adviser for further information.

               FUND    FUND ORGANIZATION AND VOTING RIGHTS Each fund is an
       ORGANIZATION    open-end, diversified management investment company and
                AND    was organized as a Massachusetts business trust (Cash
         MANAGEMENT    Management Trust in 1976, and U.S. Treasury Money Fund
                       in 1990). Each fund's board supervises fund operations
      The funds are    and performs duties required by applicable state and
     members of The    federal law. Members of the board who are not employed
     American Funds    by Capital Research and Management Company or its
    Group, which is    affiliates are paid certain fees for services rendered
  managed by one of    to the fund as described in the statement of additional
    the largest and    information. They may elect to defer all or a portion
   most experienced    of these fees through a deferred compensation plan in
         investment    effect for each fund. Shareholders have one vote per
          advisers.    share owned and, at the request of the holders of at
                       least 10% of the shares of each fund, each fund will hold a meeting at which each fund's board could be removed by a majority vote. There will not usually be a shareholder meeting in any year except, for example, when the election of the board is required to be acted upon by shareholders under the Investment Company Act of 1940. Since the funds use a combined prospectus, each fund may be liable for misstatements, inaccuracies, or incomplete disclosure concerning any other fund contained in this prospectus.

-------------------------------------------------------------------------------

                       THE INVESTMENT ADVISER Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company is located at 333 South Hope Street, Los Angeles, CA 90071 and 135 South State College Boulevard, Brea, CA 92821.

                       Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

                          Cash Management Trust: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

                          U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million.

                       These management fee schedules do not reflect voluntary fee waivers that may be made by Capital Research and Management Company from time to time or fee waivers that may be made under a fund's Investment Advisory and Service Agreement with Capital Research and Management Company.

                       Capital Research and Management Company is a wholly owned subsidiary of The Capital Group Companies, Inc. (formerly "The Capital Group, Inc."), which is located at 333 South Hope Street, Los Angeles, CA 90071. The research activities of Capital Research and Management Company are conducted by affiliated companies which have offices in Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo.

                       PRINCIPAL UNDERWRITER American Funds Distributors, Inc., a wholly owned subsidiary of Capital Research and Management Company, is the principal underwriter of each fund's shares. American Funds Distributors is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332
                       Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. Telephone conversations with American Funds Distributors may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                       PLAN OF DISTRIBUTION Each fund has a plan of distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board and the expenses paid under the plan were incurred within

-------------------------------------------------------------------------------

                       the last 12 months and accrued while the plan is in effect. Expenditures by each fund under its plan may not exceed 0.15% of its average net assets annually (all of which may be for service fees).

                       TRANSFER AGENT American Funds Service Company, 800/421-0180, a wholly owned subsidiary of Capital Research and Management Company, is the transfer agent and performs shareholder service functions. American Funds Service Company is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. It was paid a fee of $4,511,000 by Cash Management Trust; and $251,000 by U.S. Treasury Money Fund, all for the fiscal year ended September 30, 1996. Telephone conversations with American Funds Service Company may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

         PURCHASING    ALL ORDERS TO PURCHASE SHARES MUST BE MADE THROUGH YOUR
             SHARES    RETIREMENT PLAN. FOR MORE INFORMATION ABOUT HOW TO
                       PURCHASE SHARES OF EACH FUND THROUGH YOUR PLAN OR
                       LIMITATIONS ON THE AMOUNT THAT MAY BE PURCHASED, PLEASE
                       CONSULT WITH YOUR EMPLOYER. Shares are sold to eligible retirement plans at the net asset value per share next determined after receipt of an order by the fund or American Funds Service Company. The net asset value per share of the money market funds normally will remain constant at $1.00. Orders must be received before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value.

                       The minimum initial investment is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts (IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group.

                       During 1997, American Funds Distributors, will provide additional compensation to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group based on a pro rata share of a qualifying dealer's sales. AmericanFunds Distributors will, on an annual basis, determinethe advisability of continuing these promotional incentives.

-------------------------------------------------------------------------------

                       Qualified dealers currently are paid a continuing service fee not to exceed 0.15% of average net assets annually in order to promote selling efforts and to compensate them for providing certain services. (See "Fund Organization and Management--Plan of Distribution.") These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

                       SHARE PRICE Shares are offered to eligible retirement plans at the net asset value next determined after the order is received by the fund or American Funds Service Company. In the case of orders sent directly to the fund or American Funds Service Company, an investment dealer must be indicated. Dealers are responsible for promptly transmitting orders. (See the statement of additional information under "Purchase of Shares--Price of Shares.")

                       The fund's net asset value per share is determined as of the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open. The current value of each fund's total assets, less all liabilities, is divided by the total number of shares outstanding and the result, rounded to the nearer cent, is the net asset value per share. The net asset value per share of the money market funds normally will remain constant at $1.00 based on the fund's current practice of valuing their shares using the penny-rounding method in accordance with rules of the Securities and Exchange Commission, although there can be no assurance that the funds will be able to maintain a constant net asset value of $1.00 per share.

       SHAREHOLDER     Subject to any restrictions contained in your plan, you
          SERVICES     can exchange your shares for shares of other funds in
                       The American Funds Group which are offered through the plan at net asset value. In addition, again depending on your plan, you may be able to exchange shares automatically or cross-reinvest dividends in shares of other funds. Contact your plan administrator/trustee for a prospectus and for more information regarding how to use these services. Also, see the fund's statement of additional information for a description of these and other services that may be available through your plan. These services are available only in states where the fund to be purchased may be legally offered and may be terminated or modified at any time upon 60 days' written notice.

--------------------------------------------------------------------------------

          REDEEMING   Subject to any restrictions imposed by your plan, you
             SHARES   can sell your shares through the plan any day the New
                      York Stock Exchange is open. For more information about how to sell shares of the fund through your retirement plan, including any charges that may be imposed by the plan, please consult with your employer.

                       By contacting   Your plan administrator/trustee must
                       your plan       send a letter of instruction
                       administrator/  specifying the name of the fund, the
                       trustee         number of shares or dollar amount to
                                       be sold, and, if applicable, your
                                       name and account number. For your
                                       protection, if you redeem more than
                                       $50,000, the signatures of the
                                       registered owners (i.e., trustees or
                                       their legal representatives) must be
                                       guaranteed by a bank, savings
                                       association, credit union, or member
                                       firm of a domestic stock exchange or
                                       the National Association of
                                       Securities Dealers, Inc. that is an
                                       eligible guarantor institution. Your
                                       plan administrator/trustee should
                                       verify with the institution that it
                                       is an eligible guarantor prior to
                                       signing. Additional documentation
                                       may be required to redeem shares
                                       from certain accounts. Notarization
                                       by a Notary Public is not an
                                       acceptable signature guarantee.
                      ---------------------------------------------------------
                       By contacting  Shares may also be redeemed through
                       your           an investment dealer, however, you
                       investment     or your plan may be charged for this
                       dealer         service. SHARES HELD FOR YOU IN AN
                                      INVESTMENT DEALER'S STREET NAME MUST
                                      BE REDEEMED THROUGH THE DEALER.

                      ---------------------------------------------------------

                      THE PRICE YOU RECEIVE FOR THE SHARES YOU REDEEM IS THE NET ASSET VALUE NEXT DETERMINED AFTER YOUR ORDER AND ALL REQUIRED DOCUMENTATION ARE RECEIVED BY THE FUND OR AMERICAN FUNDS SERVICE COMPANY. (SEE "PURCHASING SHARES--SHARE PRICE")

                      OTHER IMPORTANT THINGS TO REMEMBER The net asset value for redemptions is determined as indicated under "Purchasing Shares--Share Price." Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), redemption proceeds will be paid on or before the seventh day following receipt of a proper redemption request.

                      [LOGO OF RECYLED  This prospectus has been printed on
                          PAPER] recycled paper that meets the guidelines of the United States Environmental Protection Agency

            ----------------------------------------------------
            THIS PROSPECTUS RELATES ONLY TO SHARES OF THE FUNDS OFFERED TO ELIGIBLE RETIREMENT PLANS. FOR A PROSPECTUS REGARDING SHARES OF THE FUNDS TO BE ACQUIRED OTHERWISE, CONTACT THE SECRETARY OF THE FUNDS AT THE ADDRESS INDICATED ON THE FRONT.
            ----------------------------------------------------


                       THE CASH MANAGEMENT TRUST OF AMERICA
                                       AND
                     THE U.S. TREASURY MONEY FUND OF AMERICA
                                       AND
                       THE TAX-EXEMPT MONEY FUND OF AMERICA

                                     Part B

                      Statement of Additional Information

                                February 1, 1997

 This document is not a prospectus but should be read in conjunction with the current Prospectus dated February 1, 1997 of The Cash Management Trust of America ("CMTA"), The U.S. Treasury Money Fund of America ("CTRS") and The Tax-Exempt Money Fund of America ("CTEX"). The prospectus may be obtained from your investment dealer or financial planner or by writing to the funds at the following address:

                        The Cash Management Trust of America
                      The U.S. Treasury Money Fund of America
                        The Tax-Exempt Money Fund of America

                              Attention:  Secretary
                              333 South Hope Street
                              Los Angeles, CA  90071
                                  (213) 486-9200

   Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               Table of Contents

Item                                                          Page No.

Description of Certain Securities and Investment Techniques    2
Investment Restrictions                                        6
Fund Officers and Trustees                                    12
Management                                                    16
Dividends and Taxes                                           19
Additional Information Concerning Taxes                       22
Purchase of Shares                                            24
Redeeming Shares                                              31
Shareholder Account Services and Privileges                   32
Execution of Portfolio Transactions                           34
General Information                                           35
Investment Results                                            37
Description of Ratings for Debt Securities                    42
Financial Statements                                          Attached


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

   THE DESCRIPTIONS BELOW ARE INTENDED TO SUPPLEMENT THE MATERIAL IN THE PROSPECTUS UNDER "INVESTMENT POLICIES AND RISKS."

INVESTMENT POLICIES - Each fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions. To do so, each fund uses the penny-rounding method of valuing securities pursuant to rule 2a-7 under the Investment Company Act of 1940, certain requirements of which are summarized below.

 In accordance with rule 2a-7, each fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, and purchase only instruments having remaining maturities of 13 months or less (25 months or less in the case of U.S. Government securities) determined in accordance with procedures established by the Board of Trustees to present minimal credit risks.

    CMTA and CTEX may invest in securities that are rated in the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board of Trustees ("eligible securities"). The nationally recognized statistical rating organizations currently rating instruments of the type each fund may purchase are Moody's Investors Service, Inc., Standard & Poor's Corporation, Duff and Phelps, Inc., Fitch Investors Service, Inc., and IBCA Limited and IBCA Inc. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for its purchase. Neither event requires the elimination of such securities from a fund's portfolio, but Capital Research and Management Company (the "Investment Adviser") will consider such an event in its determination of whether the fund should continue to hold the securities. Investments in eligible securities not rated in the highest category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organiation), and unrated securities not determined by the Board of Trustees to be of comparable quality to those rated in the highest category, will be limited to 5% of a fund's total assets, with the investment in any one such issuer being limited to no more than the greater of 1% of a fund's total assets or $1,000,000. It is the current policy of CMTA and CTEX to invest only in instruments rated in the highest short-term rating category by Moody's Investors Service, Inc. and Standard & Poor's Corporation or in instruments that do not have short-term ratings by Moody's or S&P but determined to be of comparable quality in accordance with procedures established by the Board of Trustees or that are issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities as to the payment of principal and interest.
CTRS invests exclusively in U.S. Treasury securities, which are of the highest credit quality.

THE CASH MANAGEMENT TRUST OF AMERICA

 CMTA may invest in the short-term securities described below:

 1. COMMERCIAL PAPER: Short-term notes (usually maturing in 90 days or less) issued by companies or governmental bodies.

 2. COMMERCIAL BANK OBLIGATIONS: Certificates of deposit (interest-bearing time deposits), bank notes, bankers' acceptances (time drafts drawn on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity) representing direct or contingent obligations of commercial banks with assets in excess of $1 billion, based on latest published reports, or obligations issued by commercial banks with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Commercial banks issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved banks have assets in excess of $10 billion.

 3. SAVINGS ASSOCIATION OBLIGATIONS: Certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have assets in excess of $1 billion, based on latest published reports, or obligations issued by institutions with assets of less than $1 billion if the principal amount of such obligation is fully insured by the U. S. Government. Savings associations issuing obligations in which CMTA invests must be on an approved list that is monitored on a regular basis; currently all approved savings associations have assets in excess of $10 billion.

 4. U.S. GOVERNMENT SECURITIES: These securities include (1) direct obligations of the Treasury (such as Treasury bills, notes and bonds), (2) U.S. Government agency obligations guaranteed as to principal and interest by the Treasury, and (3) obligations of certain U.S. Government agencies and instrumentalities which are neither direct obligations of, nor guaranteed by, the Treasury. The latter involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Federal Home Loan Mortgage Corporation, Federal Home Loan Bank System, Federal Farm Credit System, and the Federal National Mortgage Association.

 5. CORPORATE BONDS AND NOTES: Corporate obligations that mature, or may be redeemed by CMTA, in 13 months or less. These obligations may originally have been issued with maturities in excess of 13 months. CMTA may currently invest only in corporate bonds or notes of issuers having outstanding short-term securities rated in the top rating category by Standard & Poor's Corporation or by Moody's Investors Service, Inc. See "Description of Ratings for Debt Securities" for a description of high-quality ratings by Standard & Poor's Corporation and Moody's Investors Service, Inc.

THE TAX-EXEMPT MONEY FUND OF AMERICA

MUNICIPAL SECURITIES - Municipal securities generally include debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of bonds have been issued by municipalities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal; the interest paid on such obligations may be excludable from gross income for federal income tax purposes, although current tax laws have eliminated or placed substantial limitations on the purposes of new issues whose interest will be so excluded. Such obligations are considered to be tax-exempt municipal securities, provided that the interest paid thereon qualifies as excludable from federal income tax in the opinion of bond counsel to the issuer; however, the interest on certain of these obligations may be a tax preference item for purposes of the alternative minimum tax. There are, of course, variations in the security of municipal securities, both within a particular classification and between classifications.

    Tax anticipation notes, bond anticipation notes and revenue anticipation notes are issued on an interim basis in expectation of tax collections, revenue receipts or bond sales. Grant anticipation notes are issued in anticipation of receipt of intergovernmental grants. Construction loan notes are issued to provide short-term construction financing for building projects. General obligations bonds are unsecured promissory obligations issued by municipalities. General Obligation bonds are backed by the full faith, credit, and unlimited taxing power of a municipality and repaid with general revenue and other borrowings. Revenue bonds are issued by municipalities to finance facilities which generate income, and are repayable from the revenue received from the facilities built with the borrowed funds. Industrial development bonds are issued by municipalities to finance facilities that are then leased to private businesses and typically are repaid by the private business. CTEX may also purchase other types of municipal securities which have a remaining life of 13 months or less.

 For the purpose of diversification under the Investment Company Act of 1940 (the "1940 Act"), the identification of the issuer of municipal securities depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty may be considered a separate security and would then be treated as an issue of such government or other entity.

    The fund may invest in municipal securities that are supported by credit and liquidity enhancements, which are generally letters of credit from domestic and non-U.S. banks and other financial institutions. Changes in the credit quality of these instruments could cause the fund to experience a loss and may affect its share price. To the extent that the credit quality of an institution is downgraded, the fund may hold securities that are considered to be illiquid for the remaining maturity of the instrument. The fund does not intend to hold illiquid securities, and, in any case, limits its investments in such securities to no more than 10% of the fund's net assets.

TEMPORARY TAXABLE INVESTMENTS - A portion of CTEX's assets, which will normally be less than 20%, may be invested in high-quality taxable short-term securities. Such temporary investments may include: (1) obligations of the U.S. Treasury; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as certificates of deposit issued by domestic banks, corporate commercial paper, and bankers' acceptances. These investments may be made when deemed advisable for temporary defensive purposes or when the Investment Adviser believes there is an unusual disparity between the after-tax income available on taxable investments and the income available on tax-exempt securities.

THE U.S. TREASURY MONEY FUND OF AMERICA

REVERSE REPURCHASE AGREEMENTS - Although CTRS has no current intention to do so during the next 12 months, the fund is authorized to enter into reverse repurchase agreements. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. CTRS will segregate liquid assets, which will be marked to market daily, in an amount sufficient to cover its obligations under reverse repurchase agreements with broker-dealers (but no collateral is required on reverse repurchase agreements with banks). Under the 1940 Act, these transactions may be considered borrowings by CTRS; accordingly, CTRS will limit these transactions, together with any other borrowings, to no more than one-third of its total assets. Although these transactions will not be entered into for leveraging purposes, to the extent CTRS' aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), CTRS temporarily will be in a leveraged position (I.E., it will have an amount greater than its net assets subject to market risk). Should market values of CTRS' portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. As CTRS' aggregate commitments under these transactions increase, the opportunity for leverage similarly increases.

THE TAX-EXEMPT MONEY FUND OF AMERICA AND THE U.S. TREASURY MONEY FUND OF
AMERICA

LOANS OF PORTFOLIO SECURITIES - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser.
The borrower must maintain with a fund's custodian collateral consisting of cash, cash equivalents or U.S. Government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. A fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. A fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. Each fund will limit its loans of portfolio securities to an aggregate of 10% of the value of its total assets, determined at the time any such loan is made.

REPURCHASE AGREEMENTS - Although CTEX or CTRS have no current intention of doing so during the next 12 months, each fund is authorized to enter into repurchase agreements, subject to the standards applicable to CMTA's repurchase agreement transactions as described in the Prospectus.

THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA

FORWARD COMMITTMENTS - The funds may enter into commitments to purchase or sell securities at a future date. When a fund purchases such securities it assumes the risk of any decline in value of the securities beginning on the date of the agreement. When a fund sells such securities it does not participate in further gains or losses with respect to such securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity or could experience a loss.

  Each fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent a fund's aggregate commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market instruments), the fund temporarily will be in a leveraged position (because it will have an amount greater than its net assets subject to market risk). Should market values of a fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets will likely occur than were it not in such a position. A fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.

                            INVESTMENT RESTRICTIONS

 Each fund has adopted the following fundamental policies and investment restrictions which may not be changed without a majority vote of its outstanding shares. Such majority is defined by the 1940 Act as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations expressed in the following investment restrictions are measured immediately after and giving effect to the relevant transaction.

 CMTA may not:

  1. Invest its assets in issues other than those of the U.S. Government, its agencies or instrumentalities, obligations of commercial banks and savings institutions with total assets in excess of $1 billion, commercial paper, and investment-grade corporate obligations--all maturing in one year or less. CMTA may, however, invest in obligations issued by commercial banks and savings institutions with assets of less than $1 billion if the principal amounts of such obligations are fully insured by the U. S. Government;

  2. Invest more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. With respect to 25% of total assets, commercial banks are excluded from this 5% limitation;

  3. Invest more than 25% of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, CMTA may, if deemed advisable, invest more than 25% of its assets in the obligations of commercial banks;

  4. Enter into any repurchase agreement if, as a result, more than 10% of total assets would be subject to repurchase agreements maturing in more than seven days;

  5. Make loans to others except for the purchase of debt securities or entering into repurchase agreements as listed above;

  6. Borrow money, except from banks for temporary purposes and then in an amount not in excess of 33-1/3% of total assets. This borrowing power is reserved to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not included for investment purposes;

  7. Pledge more than 15% of its assets and then only to secure temporary borrowings from banks;

  8. Sell securities short;

  9. Invest in puts, calls, straddles, spreads or any combination thereof;

 10. Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, or commodities;

 11. Engage in the underwriting of securities issued by others.
 Notwithstanding Investment Restriction #9, the fund may invest in securities with put and call features. Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

    For purposes of Investment Restriction #1, CMTA currently invests only in high quality obligations in accordance with rule 2a-7 under the 1940 Act, as described in the Prospectus. (CMTA will notify shareholders 180 days in advance in the event it no longer is required to adhere to rule 2a-7 and it intends to stop relying on the rule.) For purposes of Investment Restriction #3, CMTA will not invest 25% or more of total assets in the securities of issuers in the same industry. Additionally, for purposes of Investment Restriction #3, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. These policies are non-fundamental and may be changed by the Board of Trustees without shareholder approval.

    For purposes of Investment Restriction #4, the fund will not enter into any repurchase agreement if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 CTRS may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTRS' total assets, more than 5% of CTRS' total assets would be invested in securities of the issuer, or (b) CTRS would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTRS may invest in securities secured by real estate or interests therein;

  3. Acquire securities for which there is no readily available market or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTRS' total assets;

  4. Make loans to others, except by the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  5. Sell securities short;

  6. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  7. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTRS' total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTRS' borrowings falls below 300%, CTRS will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage, and except that CTRS may enter into reverse repurchase agreements, provided that reverse repurchase agreements and any other transactions constituting borrowing by CTRS may not exceed one-third of CTRS' total assets;

  8. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

  9. Underwrite any issue of securities, except to the extent that the purchase of securities directly from the issuer in accordance with CTRS' investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 10. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 11. Buy or sell commodities or commodity contracts (including futures contracts) or oil, gas or other mineral exploration or development programs;

 12. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of securities which have "put" or "stand-by commitment" features.

  13. Purchase or retain the securities of any issuer, if, to the knowledge of CTRS, those individual officers and Board members of CTRS, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 14. Invest more than 5% of the value of CTRS' total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 15. Invest 25% or more of total assets in the securities of issuers in the same industry. Electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities are considered separate industries for purposes of this restriction. Obligations of the U.S. Government, its agencies and instrumentalities, are not subject to this 25% or more limitation on industry concentration. In addition, CTRS may, if deemed advisable, invest 25% or more of its assets in the obligations of commercial banks.

 Notwithstanding Investment Restriction #10, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 For purposes of Investment Restriction #11, the term "oil, gas or other mineral exploration or development programs" includes oil, gas or other mineral exploration or development leases. For purposes of Investment Restriction #15, the Investment Adviser currently interprets the term "commercial banks" to mean domestic branches of U.S. banks. Finally, CTRS will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction. These policies are not deemed fundamental and may be changed by the Board of Trustees without shareholder approval.

 CTEX may not:

  1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), if immediately after and as a result of such investment (a) with respect to 75% of CTEX's total assets, more than 5% of CTEX's total assets would be invested in securities of the issuer, or (b) CTEX would hold more than 10% of any class of securities or of the total securities of the issuer (for this purpose all indebtedness of an issuer shall be deemed a single class).

  2. Enter into any repurchase agreement if, as a result, more than 10% of the value of CTEX's total assets would be subject to repurchase agreements maturing in more than seven days;

  3. Buy or sell real estate (including real estate limited partnerships) in the ordinary course of its business; however, CTEX may invest in securities secured by real estate or interests therein;

  4. Acquire securities subject to restrictions on disposition or securities for which there is no readily available market (including securities of foreign issuers not listed on any recognized foreign or domestic exchange), or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if, immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of CTEX's total assets;

  5. Make loans to others, except for the purchase of debt securities, entering into repurchase agreements or making loans of portfolio securities;

  6. Sell securities short, except to the extent that CTEX contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

  7. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases or sales of securities;

  8. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of CTEX's total assets, excluding the amount borrowed. This borrowing provision is intended to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur; it is not intended for investment purposes. In the event that the asset coverage for CTEX's borrowings falls below 300%, CTEX will reduce within three days (excluding Sundays and holidays), the amount of its borrowings in order to provide for 300% asset coverage;

  9. Mortgage, pledge, or hypothecate its assets, except in an amount up to 5% of the value of its total assets, but only to secure borrowings for temporary or emergency purposes;

 10. Underwrite any issue of securities, except to the extent that the purchase of municipal securities directly from the issuer in accordance with CTEX's investment objective, policies and restrictions, and later resale may be deemed to be an underwriting;

 11. Invest in companies for the purpose of exercising control or management;

 12. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 13. Buy or sell commodities or commodity contracts or oil, gas or other mineral exploration or development programs;

 14. Write, purchase or sell puts, calls, straddles, spreads or any combination thereof, except that this shall not prevent the purchase of municipal securities which have "put" or "stand-by commitment" features;

  15. Purchase or retain the securities of any issuer, if, to the knowledge of CTEX, those individual officers and Board members of CTEX, its Investment Adviser, or principal underwriter, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

 16. Invest more than 5% of the value of CTEX's total assets in securities of any issuer with a record of less than three years continuous operation, including predecessors;

 17. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry.

    For purposes of Investment Restriction #2, the fund will not enter into any repurchase agremeent if, as a result, more than 10% of net assets would be subject to repurchase agreements maturing in more than seven days.

 For the purpose of CTEX's investment restrictions, the identification of the "issuer" of municipal securities that are not general obligation securities is made by the Investment Adviser on the basis of the characteristics of the securities as described, the most significant of which is the ultimate source of funds for the payment of principal and interest on such securities. For purposes of investment restriction #13 the term "commodities contract" includes futures contracts.

 Notwithstanding Investment Restriction #12, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission.

 The following policies of CTEX are not deemed fundamental, and thus may be changed by the Board of Trustees without shareholder approval: CTEX may not invest 25% or more of its assets in municipal securities the issuers of which are located in the same state, unless such securities are guaranteed by the U.S. Government, or more than 25% of its total assets in securities the interest on which is paid from revenues of similar type projects. CTEX may invest no more than an aggregate of 20% of its total assets in industrial development securities. There could be economic, business or political developments which might affect all municipal securities of a similar category or type or issued by issuers within any particular geographical area or jurisdiction. To the extent CTEX is required by any state in order to be characterized as "diversified," it may be required to invest no more than 5% of its total assets in the securities of any one issuer, except the U.S. Government, its agencies and instrumentalities. Finally, CTEX will not invest more than 5% of its net assets valued at market at the time of purchase, in warrants including not more than 2% of such net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange; however, warrants acquired in units or attached to securities may be deemed to be without value for the purpose of this restriction.

                           FUND OFFICERS AND TRUSTEES

                       Trustees and Trustee Compensation

NAME, ADDRESS AND AGE  POSITION WITH   PRINCIPAL OCCUPATION(S) DURING      AGGREGATE              TOTAL           TOTAL NUMBER
                       REGISTRANT      PAST 5 YEARS (POSITIONS WITHIN THE  COMPENSATION           COMPENSATION    OF FUND
                                       ORGANIZATIONS LISTED MAY HAVE       (INCLUDING             FROM ALL FUNDS  BOARDS ON
                                       CHANGED DURING THIS PERIOD)         VOLUNTARILY DEFERRED   MANAGED BY      WHICH
                                                                           COMPENSATION/1/) FROM  CAPITAL         TRUSTEE
                                                                           EACH FUND DURING       RESEARCH AND    SERVES/2/
                                                                           FISCAL YEAR ENDED      MANAGEMENT
                                                                           SEPTEMBER 30, 1996     COMPANY/2/

++ H. Frederick Christie              Private Investor.  Former President and    $5,300             $145,750
 P.O. Box 144             Trustee     Chief Executive Officer The Mission        CMTA                                 18
 Palos Verdes Estates, CA 90274       Group (non-utility holding company,        $3,000
 Age:  63                             subsidiary of Southern California Edison   CTEX
                                      Company)                                   $3,000
                                                                                 CTRS


+ Don R. Conlan           Trustee     President Emeritus, The Capital Group      none/4/            none/4/
 1630 Milan Avenue                    Companies, Inc.                                                                  12
 South Pasadena, CA  91030
 Age: 61

 Diane C. Creel               Trustee       CEO and President,                        $4,300         $37,300
 100 W. Broadway                            The Earth Technology Corporation          CMTA                             12
 Suite 5000                                 (international consulting engineering)    $2,000
 Long Beach, CA 90802                                                                 CTEX
 Age: 48                                                                              $2,000
                                                                                      CTRS

 Martin Fenton, Jr.           Trustee       Chairman, Senior Resource Group           $4,500          $116,300
 4350 Executive Drive                       (management of senior living centers)     CMTA                             16
 Suite 101                                                                            $2,200
 San Diego, CA  92121-2116                                                            CTEX
 Age: 61                                                                              $2,200
                                                                                      CTRS

 Leonard R. Fuller            Trustee       President, Fuller & Company, Inc.         $5,100          $40,300
 4337 Marina City Drive                     (financial management consulting firm)    CMTA                             12
 Suite 841 ETN                                                                        $2,800
 Marina del Rey, CA 90292                                                             CTEX
 Age: 50                                                                              $2,800
                                                                                      CTRS

+* Abner D. Goldstine         President, PEO   Capital Research and Management        none/4/         none/4/
 Age: 67                      and Trustee    Company, Senior Vice President                                            12
                                            and Director

+** Paul G. Haaga, Jr.        Chairman of   Capital Research and Management            none/4/
 Age: 48                      the Board     Company,  Executive Vice President                        none/4/          14
                                            and Director

 Herbert Hoover III           Trustee       Private Investor                           $4,700         $61,400
 1520 Circle Drive                                                                     CMTA                            14
 San Marino, CA 91108                                                                  $2,400
 Age: 69                                                                               CTEX
                                                                                       $2,400
                                                                                       CTRS

 Richard G. Newman            Trustee       Chairman, President and CEO,               $4,500/3/       $65,300
 3250 Wilshire Boulevard                    AECOM Technology Corporation               CMTA                             13
 Los Angeles, CA 90010-1599                 (architectural engineering)                $2,200/3/
 Age: 62                                                                               CTEX
                                                                                       $2,200/3/
                                                                                       CTRS

 Peter C. Valli               Trustee       Chairman, BW/IP                            $2,800/3/        $37,950
 45 Sea Isle Drive                          International Inc.                         CMTA                             12
 Long Beach, CA 90803                       (industrial manufacturing)                 $2,200/3/
 Age: 69                                                                               CTEX
                                                                                       $2,200/3/
                                                                                       CTRS



+ Trustees who are considered "interested persons as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company.

++ May be deemed an "interested person" of the fund due to membership on the board of directors of the parent company of a registered broker-dealer.

* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

** Address is 333 South Hope Street, Los Angeles, CA 90071

/1/ Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by each fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustee.

/2/ Capital Research and Management Company manages The American Funds Group consisting of 28 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Variable Insurance Series and Anchor Pathway Fund which serve as the underlying investment vehicle for certain variable insurance contracts; and Bond Portfolio for Endowments, Inc. and Endowments, Inc. whose shares may be owned only by tax-exempt organizations.

/3/ Since the plan's adoption, the total amount of deferred compensation accrued by each fund (plus earnings thereon) for participating Trustees is as
follows:   Richard G. Newman ($13,257 - CMTA;  $7,033- CTEX and $7,033 - CTRS),
and Peter C. Valli ($12,731 - CMTA; $6,934 - CTEX; and $6,934 - CTRS). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustee.

/4/ Don R. Conlan, Abner D. Goldstine and Paul G. Haaga, Jr. and are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.

                                    OFFICERS

   * Teresa S. Cook, SENIOR VICE PRESIDENT (CMTA AND CTRS ONLY). Capital Research and Management Company, Vice President - Investment Management Group.

*** Neil L. Langberg, SENIOR VICE PRESIDENT (CTEX ONLY). Capital Research and Management Company, Vice President - Investment Management Group

   * Sarah P. Lucas, ASSISTANT VICE PRESIDENT. (CMTA AND CTRS ONLY). Capital Research
 and Management Company, Vice President - Investment Management Group

** Mary C. Hall, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Michael J. Downer, VICE PRESIDENT. Capital Research and Management Company, Senior Vice President - Fund Business Management Group

* Julie F. Williams, SECRETARY. Capital Research and Management Company, Vice President - Fund Business Management Group

** Anthony W. Hynes, Jr., TREASURER.  Capital Research and Management
 Company, Vice President - Fund Business Management Group

* Kimberly S. Verdick, ASSISTANT SECRETARY. Capital Research and Management Company,
 Assistant Vice President - Fund Business Management Group

** Todd L. Miller, ASSISTANT TREASURER.  Capital Research and Management
Company,
 Assistant Vice President - Fund Business Management Group

*  Address is 333 South Hope Street, Los Angeles, CA  90071

** Address is 135 South State College Boulevard, Brea, CA  92821

*** Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025

    No compensation is paid by a fund to any officer or Trustee who is a director or officer of the Investment Adviser. The funds pay annual fees to Trustees who are not affiliated with the Investment Adviser as follows: CMTA - $4,000; CTEX - $400 and CTRS - $900. In addition, each fund pays $200 for each Board of Trustees meeting attended, plus $200 for each meeting attended as a member of a committee of the Board of Trustees. The Trustees may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for each fund. The funds also reimburse certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of January 1, 1997, the officers and Trustees and their families as a group, owned beneficially or of record fewer than 1% of the outstanding shares of each fund.

                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, founded in 1931, maintains research facilities in the U.S. and abroad, with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world.
The Investment Adviser believes that it is able to attract and retain quality personnel.

 An affiliate of the Investment Adviser compiles indices for major stock markets around the world and compiles and edits the Morgan Stanley Capital International Perspective, providing financial and market information about more than 2,400 companies around the world.

 The Investment Adviser is responsible for more than $100 billion of stocks, bonds and money market instruments and serves over five million investors of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

INVESTMENT ADVISORY AND SERVICE AGREEMENT - Each fund has an Investment Advisory and Service Agreement (the "Agreement") with the Investment Adviser which provides that the Investment Adviser shall determine which securities shall be purchased or sold by each fund and provides certain services to each fund.

 The CMTA Agreement will continue in effect until May 31, 1997, unless sooner terminated. The CTEX Agreement will continue in effect until October 1, 1997, unless sooner terminated, and the CTRS Agreement will continue in effect until October 31, 1997, unless sooner terminated. Each Agreement may be renewed from year-to-year thereafter provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement also provides that either party has the right to terminate it without penalty, upon 60 days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

 The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of qualified persons to perform the executive, administrative, clerical and bookkeeping functions of each fund; provides suitable office space and utilities; and provides necessary small office equipment, and general purpose accounting forms, supplies, and postage used at the office of the funds relating to the services furnished by the Investment Adviser. Each fund pays all expenses not specifically assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; costs of designing, printing and mailing reports, prospectuses, proxy statements, and notices to shareholders; taxes; expenses for the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the funds' Plan of Distribution (described below); legal and auditing expenses; compensation, fees, and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the funds; and costs of assembling and storing shareholder account data.

 Capital Research and Management Company manages the investment portfolios and business affairs of the funds and receives an annual fee from each fund as follows:

Cash Management Trust: 0.32% on the first $1 billion of average net assets; plus 0.29% on average net assets between $1 billion and $2 billion; plus 0.27% on average net assets in excess of $2 billion;

U.S. Treasury Money Fund: 0.30% on the first $800 million of average net assets; plus 0.285% on average net assets in excess of $800 million;

Tax-Exempt Money Fund: 0.44% on the first $200 million of average net assets; plus 0.42% on average net assets between $200 million and $600 million; plus 0.38% on the portion of average net assets between $600 million and $1.2 billion; plus 0.34% on average net asets in excess of $1.2 billion.

 The Investment Adviser has agreed to waive its fees by any amount necessary to assure that such expenses do not exceed applicable expense limitations in any state in which the funds' shares are being offered for sale.

CMTA The Agreement provides that the Investment Adviser will reimburse CMTA for any expenses incurred by CMTA in any fiscal year, exclusive of interest, taxes, brokerage costs and extraordinary items such as litigation and acquisitions, to the extent such expenses exceed the lesser of 25% of gross income for the preceding year or the sum of (a) 1-1/2% of the average daily net assets of the preceding year up to and including $30 million, and (b) 1% of any excess of average daily net assets of the preceding year over $30 million. The Investment Advisory fee is included as an expense of CMTA and is subject to the expense limitation described in the preceding sentence.

CTEX The Investment Adviser has agreed to bear any CTEX expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTEX's average net assets per annum, subject to reimbursement by CTEX, during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) October 2, 1999. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.65% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTEX owes money to the Investment Adviser pursuant to this provision of the Agreement and CTEX's annualized expense ratio for the month is below 0.75%, CTEX will reimburse the Investment Adviser until CTEX's annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first.

CTRS The Investment Adviser has agreed to bear any CTRS expenses (with the exception of interest, taxes, brokerage costs and extraordinary expenses such as litigation and acquisitions) in excess of 0.75% of CTRS's average net assets per annum, subject to reimbursement by CTRS during a period which will terminate at the earlier of (i) such time as no reimbursement has been required for a period of 12 consecutive months, provided no advances are outstanding, or
(ii) February 1, 2001. Additionally, the Investment Adviser voluntarily agreed to waive its fees to the extent necessary to ensure that fund expenses do not exceed 0.675% of the average daily net assets. There can be no assurance that this voluntary fee waiver will continue in the future. Each month, to the extent CTRS owes money to the Investment Adviser pursuant to this provision of the Agreement and CTRS' annualized expense ratio for the month is below 0.75%, CTRS will reimburse the Investment Adviser until CTRS' annualized expense ratio equals 0.75% or the debt is repaid, whichever comes first

 During the fiscal years ended September 30, 1996, 1995, and 1994, the Investment Adviser's total fees from CMTA amounted to $9,671,000, $9,526,000, and $7,882,000, respectively. During the fiscal years ended September 30, 1996, 1995, and 1994, the Investment Adviser's total fees from CTEX amounted to $648,000, $699,000, and $648,000, respectively. Voluntary fee waivers for CTEX amounted to $173,000 during the fiscal year ended September 30, 1996 . During the fiscal years ended 1996, 1995, and 1994, the Investment Adviser's total fees from CTRS amounted to $699,000, $637,000 and $508,000, respectively.

   PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of each fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Bouldevard, Brea, CA 92821, 8000 IH-10 West, San Antonio, TX 78230, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513. The funds have each adopted a Plan of Distribution (the "Plan"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plan (see below).

 As required by rule 12b-1, the Plan (together with the Principal Underwriting Agreement) has been approved by the full Board of Trustees and separately by a majority of the Trustees who are not "interested persons" of the funds and who have no direct or indirect financial interest in the operation of the Plan or the Principal Underwriting Agreement, and the Plan has been approved by the vote of a majority of the outstanding voting securities of each fund. The officers and Trustees who are "interested persons" of the funds due to present or past affiliations with the Investment Adviser and related companies may be considered to have a direct or indirect financial interest in the operation of the Plan. Potential benefits of the Plan to the funds are improved shareholder services, savings to the funds in transfer agency costs, savings to the funds in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of Trustees who are not "interested persons" of the funds is committed to the discretion of the Trustees who are not interested persons during the existence of the Plan. The Plan is reviewed quarterly and must be renewed annually by the Board of Trustees.

 Under the Plan each fund may expend up to 0.15% of its average net assets annually to finance any activity which is primarily intended to result in the sale of the funds' shares, provided the funds' Boards of Trustees have approved the category of expenses for which payment is being made. In this regard, each fund's Board of Trustees has approved one category of expenses: a service fee to be paid to qualified dealers. During the fiscal year ended September 30, 1996, CMTA, CTRS and CTEX paid $2,314,000, $205,000 and $82,000, respectively, to the Principal Underwriter under the Plan (compensation to dealers). As of September 30, 1996, distribution expenses accrued and unpaid were $156,000, $16,000 and $6,000 for CMTA, CTRS and CTEX, respectively.

                              DIVIDENDS AND TAXES

DAILY INCOME DIVIDENDS - A dividend from net investment income is declared each day on shares of each fund. This dividend is payable to everyone who was a shareholder at the close of business the previous day. Accordingly, when shares are purchased dividends begin to accrue on the day following receipt by the Transfer Agent of payment for the shares; when shares are redeemed, the shares are entitled to the dividend declared on the day the redemption request is received by the Transfer Agent. Dividends are automatically reinvested in shares, on the last business day of the month, at net asset value (without sales charge), unless a shareholder otherwise instructs the Transfer Agent in writing. Shareholders so requesting will be mailed checks in the amount of the accumulated dividends.

 Under the penny-rounding method of pricing (see "Purchase of Shares"), each fund rounds its per share net asset value to the nearer cent to maintain a stable net asset value of $1.00 per share. Accordingly its share price ordinarily would not reflect realized or unrealized gains or losses unless such gains or losses were to cause the net asset value to deviate from $1.00 by one half-cent or more. Pursuant to Securities and Exchange Commission regulations, the Trustees have undertaken, as a particular responsibility within their overall duty of care owed to shareholders, to assure to the extent reasonably practicable that each fund's net asset value per share, rounded to the nearer cent, will not deviate from $1.00. Among the steps that could be taken to maintain the net asset value at $1.00 when realized or unrealized gains or losses approached one half-cent per share would be to reflect all or a portion of such gains or losses in the daily dividends declared. This would cause the amount of the daily dividends to fluctuate and to deviate from a fund's net investment income for those days, and could cause the dividend for a particular day to be negative. In that event a fund would offset any such amount against the dividends that had been accrued but not yet paid for that month. Alternatively, each fund has reserved the right to adjust its total number of shares outstanding, if deemed advisable by the Trustees, in order to maintain the net asset value of its shares at $1.00. This would be done either by regarding each shareholder as having contributed to the capital of the fund the number of full and fractional shares that proportionately represents the excess, thereby reducing the number of outstanding shares, or by declaring a stock dividend and increasing the number of outstanding shares. Each shareholder will be deemed to have agreed to such procedure by investing in a fund. Such action would not change a shareholder's pro rata share of net assets, but would reflect the increase or decrease in the value of the shareholder's holdings which resulted from the change in net asset value.

TAXES - Each fund intends to meet all the requirements and has elected the tax status of a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under Subchapter M, if a fund distributes within specified times at least 90% of the sum of its investment company taxable income and tax-exempt income, if any, it will be taxed only on that portion, if any, of the investment company taxable income which it retains.

 To qualify, a fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or currencies; (b) derive less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months; and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of each fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities which must be limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or in two or more issuers which the fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses.

 Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain net income for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by a fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. The funds intend to meet these distribution requirements to avoid the excise tax liability.

 The funds do not ordinarily realize short- or long-term capital gains or losses on sales of securities. If a fund should realize gains or losses, it would distribute to shareholders all of the excess of net long-term capital gain over net short-term capital loss on sales of securities. Although each fund generally maintains a stable net asset value of $1.00 per share, if the net asset value of shares of a fund should, by reason of a distribution of realized capital gains, be reduced below a shareholder's cost, such distribution would to that extent be a return of capital to that shareholder even though taxable to the shareholder, and a sale of shares by a shareholder at net asset value at that time would establish a capital loss for federal tax purposes. See also "Purchase of Shares" below.

 If for any taxable year a fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits.

 If a shareholder exchanges or otherwise disposes of shares of a fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purpose of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other shares.

 As of the date of this statement of additional information, the maximum individual tax rate applicable to ordinary income is 39.6% (effective tax rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax applicable to ordinary income and net capital gains is 35%. However, to eliminate the benefit of lower marginal corporate income tax rates, corporations which have taxable income in excess of $100,000 in a taxable year will be required to pay an additional amount of tax of up to $11,750, and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an
additional amount of income tax up to $100,000.   Naturally, the amount of tax
payable by a taxpayer will be affected by a combination of tax law rules covering, E.G., deductions, credits, deferrals, exemptions, sources of income and other matters. Under the Code, an individual is entitled to establish an Individual Retirement Account ("IRA") each year (prior to the tax return filing deadline for that year) whereby earnings on investments are tax-deferred. In addition, in some cases, the IRA contribution itself may be deductible.

STATE TAXES - Information relating to the percentage of CTEX's income derived from securities issued in a particular state is available upon request from the Transfer Agent at year end.

 Since all of CTRS' dividends are expected to be attributable to income on U.S. Treasury securities, they are generally exempt from state personal income taxes. Also, some states do not have personal income taxes. CTRS believes that, as of the date of this publication, neither the District of Columbia nor any state impose an income tax on dividends attributable to income on U.S. Treasury securities paid by the fund to individuals. However, other taxes may apply to dividends paid by CTRS to individual shareholders. Further, any distributions of capital gains will not be exempt from income taxes. Becauses tax laws vary from state to state and may change over time, you should consult your tax adviser or state tax authorities regarding the tax status of distributions from CTRS. Corporate shareholders may be subject to income tax or other types of tax on dividends they receive, even in those states that do not impose an income tax on distributions to individual shareholders of CTRS. Corporate shareholders should therefore seek advice from their tax adviser regarding the tax treatment of distributions from CTRS.

                    ADDITIONAL INFORMATION CONCERNING TAXES

 The following is only a summary of certain additional federal, state and local tax considerations generally affecting the funds and their shareholders. No attempt is made to present a detailed explanation of the tax treatment of the funds or their shareholders, and the discussion here and in the funds' Prospectus is not intended as a substitute for careful tax planning. Investors should consult their own tax advisers for additional details as to their particular tax situations.

CTEX

GENERAL - CTEX is not intended to constitute a balanced investment program and is not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of CTEX would generally not be suitable for tax-exempt institutions or tax-deferred retirement plans (E.G., corporate-type plans, Keogh-type plans and IRA's).
Such retirement plans would not gain any benefit from the tax-exempt nature of CTEX's dividends because such dividends would be ultimately taxable to beneficiaries when distributed to them. In addition, CTEX may not be an appropriate investment for entities which are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, partnerships and their partners and S Corporations and their shareholders.

 The percentage of total dividends paid by CTEX with respect to any taxable year which qualify for exclusion from gross income ("exempt-interest dividends") will be the same for all shareholders receiving dividends during such year. In order for CTEX to pay exempt-interest dividends during any taxable year, at the close of each fiscal quarter at least 50% of the aggregate value of CTEX's assets must consist of tax-exempt securities. Not later than 60 days after the close of its taxable year, CTEX will notify each shareholder of the portion of the dividends paid by CTEX to the shareholder with respect to
such taxable year which constitutes exempt-interest dividends.   Shareholders
are required by the Code to report to the federal government all exempt-interest dividends received from the fund (as well as all other similar interest). The aggregate amount of dividends so designated cannot, however, exceed the excess of the amount of interest excludable from gross income from tax under Section 103 of the Code received by CTEX during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code.

 Interest on indebtedness incurred by a shareholder to purchase or carry CTEX shares is not deductible for federal income tax purposes if CTEX distributes exempt-interest dividends during the shareholder's taxable year. Although CTEX normally maintains a constant net asset value of $1.00 per share, in the event a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, and is sold or exchanged at a loss, such loss will be disallowed to the extent of the amount of such exempt-interest dividend.

                               PURCHASE OF SHARES

METHOD         INITIAL INVESTMENT                 ADDITIONAL INVESTMENTS

               See "Investment Minimums and       $50 minimum (except where a lower
               Fund Numbers" for initial          minimum is noted under "Investment
               investment minimums.               Minimums and Fund Numbers").

By contacting   Visit any investment dealer who   Mail directly to your investment
your           is registered in the state where   dealer's address printed on your
investment     the purchase is made and who       account statement.
dealer         has a sales agreement with
               American Funds Distributors.

By mail        Make your check payable to the     Fill out the account additions form at the
               fund and mail to the address       bottom of a recent account statement, make
               indicated on the account           your check payable to the fund, write your
               application.  Please indicate an   account number on your check, and mail the
               investment dealer on the           check and form in the envelope provided with
               account application.               your account statement.

By telephone   Please contact your investment     Complete the "Investments by Phone"
               dealer to open account, then       section on the account application or
               follow the procedures for          American FundsLink Authorization Form.
               additional investments.            Once you establish the privilege, you, your
                                                  financial advisor or any person with your account
                                                  information can call American FundsLine(R) and
                                                  make investments by telephone (subject to
                                                  conditions noted in "Telephone Purchases, Sales
                                                  and Exchanges" in the prospectus).

By wire        Call 800/421-0180 to obtain        Your bank should wire your additional
               your account number(s), if         investments in the same manner as
               necessary.  Please indicate an     described under "Initial Investment."
               investment dealer on the
               account.  Instruct your bank to
               wire funds to:

               Wells Fargo Bank
               155 Fifth Street
               Sixth Floor
               San Francisco, CA 94106
               (ABA #121000248)

               For credit to the account of:
               American Funds Service
               Company
               a/c #4600-076178
               (fund name)
               (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.




INVESTMENT MINIMUMS AND FUND NUMBERS - Here are the minimum initial investments required by the funds in The American Funds Group along with fund numbers for use with our automated phone line, American FundsLine(R) (see description below):

FUND                                         MINIMUM                 FUND
                                             INITIAL                 NUMBER
                                             INVESTMENT
STOCK AND STOCK/BOND FUNDS
AMCAP Fund(R)                                                        02
                                             $1,000
American Balanced Fund(R)                                            11
                                             500
American Mutual Fund(R)                                              03
                                             250
Capital Income Builder(R)                                            12
                                             1,000
Capital World Growth and Income Fund(SM)                             33
                                             1,000
EuroPacific Growth Fund(R)                                           16
                                             250
Fundamental Investors(SM)                                            10
                                             250
The Growth Fund of America(R)                                        05
                                             1,000
The Income Fund of America(R)                                        06
                                             1,000
The Investment Company of America(R)                                 04
                                             250
The New Economy Fund(R)                                              14
                                             1,000
New Perspective Fund(R)                                              07
                                             250
SMALLCAP World Fund(R)                                               35
                                             1,000
Washington Mutual Investors Fund(SM)                                 01
                                             250
BOND FUNDS
American High-Income Municipal Bond Fund(R)                          40
                                             1,000
American High-Income Trust(SM)                                       21
                                             1,000
The Bond Fund of America(SM)                                         08
                                             1,000
Capital World Bond Fund(R)                                           31
                                             1,000
Intermediate Bond Fund of America(SM)                                23
                                             1,000
Limited Term Tax-Exempt Bond Fund of                                 43
America(SM)                                  1,000
The Tax-Exempt Bond Fund of America(R)                               19
                                             1,000
The Tax-Exempt Fund of California(R)*                                20
                                             1,000
The Tax-Exempt Fund of Maryland(R)*                                  24
                                             1,000
The Tax-Exempt Fund of Virginia(R)*                                  25
                                             1,000
U.S. Government Securities Fund(SM)                                  22
                                             1,000
MONEY MARKET FUNDS
The Cash Management Trust of America(R)                              09
                                             2,500
The Tax-Exempt Money Fund of America(SM)                             39
                                             2,500
The U.S. Treasury Money Fund of America(SM)                            49
                                             2,500
___________
*Available only in certain states.



 For retirement plan investments, the minimum is $250, except that the money market funds have a minimum of $1,000 for individual retirement accounts
(IRAs). Minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. TAX-EXEMPT FUNDS SHOULD NOT SERVE AS RETIREMENT PLAN INVESTMENTS. The minimum is $50 for additional investments (except as noted above).

DEALER COMMISSIONS - The sales charges you pay when purchasing the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Investment Minimums and Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                   DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE
                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE
STOCK AND STOCK/BOND FUNDS
Less than $50,000
                                 6.10%            5.75%            5.00%
$50,000 but less than $100,000
                                 4.71             4.50             3.75
BOND FUNDS
Less than $25,000
                                 4.99             4.75             4.00
$25,000 but less than $50,000
                                 4.71             4.50             3.75
$50,000 but less than $100,000
                                 4.17             4.00             3.25
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000
                                 3.63             3.50             2.75
$250,000 but less than $500,000
                                 2.56             2.50             2.00
$500,000 but less than $1,000,000
                                 2.04             2.00             1.60
$1,000,000 or more                                                 (see below)
                                 none             none


 Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees, and for purchases made at net asset value by certain retirement plans of organizations with collective retirement plan assets of $100 million or more: 1.00% on amounts of $1 million to $2 million, 0.80% on amounts over $2 million to $3 million, 0.50% on amounts over $3 million to $50 million, 0.25% on amounts over $50 million to $100 million, and 0.15% on amounts over $100 million. The level of dealer commissions will be determined based on sales made over a 12-month period commencing from the date of the first sale at net asset value.

 American Funds Distributors, at its expense (from a designated percentage of its income), will, during calendar year 1997, provide additional compensation to dealers. Currently these payments are limited to the top one hundred dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

 Any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees or any other purchaser investing at least $1 million in shares of the fund (or in combination with shares of other funds in The American Funds Group other than the money market funds) may purchase shares at net asset value; however, a contingent deferred sales charge of 1% is imposed on certain redemptions made within twelve months of the purchase. (See "Redeeming Shares--Contingent Deferred Sales Charge.")

 Qualified dealers currently are paid a continuing service fee not to exceed 0.25% of average net assets (0.15% in the case of the money market funds) annually in order to promote selling efforts and to compensate them for providing certain services. These services include processing purchase and redemption transactions, establishing shareholder accounts and providing certain information and assistance with respect to the fund.

NET ASSET VALUE PURCHASES - The stock, stock/bond and bond funds may sell shares at net asset value to: (1) current or retired directors, trustees, officers and advisory board members of the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; (2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer; (4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $100 million or more; (5) insurance company separate accounts; (6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and (7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation. Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

STATEMENT OF INTENTION - The reduced sales charges and offering prices set forth in the prospectus for the stock and stock/bond funds apply to purchases of $50,000 or more and for the bond funds apply to purchases of $25,000 or more made within a 13-month period subject to the following statement of intention (the Statement) terms. The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize the Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid within 45 days after written request by the Principal Underwriter or the investment dealer, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holding eligible for rights of accumulation (see the prospectus and account application) may be credited toward satisfying the statement. During the statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

 In the case of purchase orders by the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the statement of intention, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

 Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

PRICE OF MONEY MARKET FUND SHARES - The price you pay for fund shares (normally $1.00) is the net asset value per share which is calculated once daily at the close of trading (currently 4:00 p.m., New York time) each day the New York Stock Exchange is open as set forth below. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

 The valuation of each fund's portfolio securities and calculation of its net asset value are based upon the penny-rounding method of pricing pursuant to Securities and Exchange Commission regulations. Under the Securities and Exchange Commission regulations permitting the use of the penny-rounding method of pricing, each fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of 13 months or less only (25 months or less in the case of U.S. Government securities), and invest only in securities determined by the Board of Trustees to be of high quality with minimal credit risks.

 1. All securities with 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. The maturities of variable or floating rate instruments, with the right to resell them at an agreed-upon price to the issuer or dealer, are deemed to be the time remaining until the later of the next interest adjustment date or until they can be resold.

 Other securities with more than 60 days remaining to maturity are valued at prices obtained from a pricing service selected by the Investment Adviser, except that, where such prices are not available or where the Investment Adviser has determined that such prices do not reflect current market value, they are valued at the mean between current bid and ask quotations obtained from one or more dealers in such securities.

 Where market prices or market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Trustees or a committee thereof. The fair value of all other assets is added to the value of securities to arrive at the total assets;

 2. There are deducted from the total assets, thus determined, the liabilities, including proper accruals of expense items; and

 3. The net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share. The net asset value of each share will normally remain constant at $1.00.

 In case of orders sent directly to a fund or American funds Service Company, an investment dealer MUST be indicated. Any purchase order may be rejected by the Principal Underwriter or by the funds.

                                REDEEMING SHARES

By writing to American       Send a letter of instruction specifying the name of the fund, the
Funds Service Company        number of shares or dollar amount to be sold, your name and
(at the appropriate          account number.  You should also enclose any share
address indicated under      certificates you wish to redeem.  For redemptions over $50,000
"Principal Underwriter       and for certain redemptions of $50,000 or less (see below),
and Transfer Agent" in       your signature must be guaranteed by a bank, savings
the prospectus)              association, credit union, or member firm of a domestic stock exchange or the National Association of Securities Dealers,
                             Inc. that is an eligible guarantor institution.  You should verify with the institution that it is an eligible guarantor prior to signing.  Additional documentation may be required for
                             redemption of shares held in corporate, partnership or fiduciary accounts.  Notarization by a Notary Public is not an acceptable signature guarantee.

By contacting your           If you redeem shares through your investment dealer, you may
investment dealer            be charged for this service.  SHARES HELD FOR YOU IN YOUR
                             INVESTMENT DEALER'S STREET NAME MUST BE REDEEMED
                             THROUGH THE DEALER.

You may have a               You may use this option, provided the account is registered in
redemption check sent to     the name of an individual(s), a UGMA/UTMA custodian, or a
you by using American        non-retirement plan trust.  These redemptions may not exceed
FundsLine(R) or by           $10,000 per day, per fund account and the check must be
telephoning, faxing, or      made payable to the shareholder(s) of record and be sent to
telegraphing American        the address of record provided the address has been used
Funds Service Company        with the account for at least 10 days.  See "Principal
(subject to the conditions   Underwriter and Transfer Agent" in the prospectus and
noted in this section and    "Exchange Privilege" below for the appropriate telephone or fax
in "Telephone                number.
Purchases, Sales and
Exchanges" in the
prospectus)

In the case of the money     Upon request (use the account application for the money
market funds, you may        market funds) you may establish telephone redemption
have redemptions wired       privileges (which will enable you to have a redemption sent to
to your bank by              your bank account) and/or check writing privileges.  If you
telephoning American         request check writing privileges, you will be provided with
Funds Service Company        checks that you may use to draw against your account.  These
($1,000 or more) or by       checks may be made payable to anyone you designate and
writing a check ($250 or     must be signed by the authorized number of registered
more)                        shareholders exactly as indicated on your checking account signature card.



 A SIGNATURE GUARANTEE IS NOT CURRENTLY REQUIRED FOR ANY REDEMPTION OF $50,000 OR LESS PROVIDED THE REDEMPTION CHECK IS MADE PAYABLE TO THE REGISTERED SHAREHOLDER(S) AND IS MAILED TO THE ADDRESS OF RECORD, PROVIDED THE ADDRESS HAS BEEN USED WITH THE ACCOUNT FOR AT LEAST 15 DAYS.

CONTINGENT DEFERRED SALES CHARGE - A contingent deferred sales charge of 1% applies to certain redemptions made within twelve months of purchase on investments of $1 million or more and on any investment made with no initial sales charge by any employer-sponsored 403(b) plan or defined contribution plan qualified under Section 401(a) of the Internal Revenue Code including a "401(k)" plan with 200 or more eligible employees. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held for the longest period are assumed to be redeemed first for purposes of calculating this charge. The charge is waived for exchanges (except if shares acquired by exchange were then redeemed within 12 months of the initial purchase); for distributions from qualified retirement plans and other employee benefit plans; for redemptions resulting from participant-directed switches among investment options within a participant-directed employer-sponsored retirement plan; for distributions from 403(b) plans or IRAs due to death, disability or attainment of age 591/2; for tax-free returns of excess contributions to IRAs; for redemptions through certain automatic withdrawals not exceeding 10% of the amount that would otherwise be subject to the charge; and for redemptions in connection with loans made by qualified retirement plans.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum), which will be automatically invested in shares at the offering price on or about the dates you select. Bank accounts will be charged on the day or a few days before investments are credited, depending on the bank's capabilities, and shareholders will receive a confirmation statement at least quarterly. Participation in the plan will begin within 30 days after receipt of the account application. If the shareholder's bank account cannot be charged due to insufficient funds, a stop-payment order or closing of your account, the plan may be terminated and the related investment reversed. The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the specified fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - A shareholder in one fund may elect to cross-reinvest dividends or dividends and capital gain distributions paid by that fund (the "paying fund") into any other fund in The American Funds Group (the "receiving fund") subject to the following conditions: (i) the aggregate value of the shareholder's account(s) in the paying fund(s) must equal or exceed $5,000 (this condition is waived if the value of the account in the receiving fund equals or exceeds that fund's minimum initial investment requirement), (ii) as long as the value of the account in the receiving fund is below that fund's minimum initial investment requirement, dividends and capital gain distributions paid by the receiving fund must be automatically reinvested in the receiving fund, and (iii) if this privilege is discontinued with respect to a particular receiving fund, the value of the account in that fund must equal or exceed the fund's minimum initial investment requirement or the fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, automatically to redeem the account and send the proceeds to the shareholder. These cross-reinvestments of dividends and capital gain distributions will be at net asset value (without sales charge).

CHECK WRITING - When the checks you write are presented to The Chase Manhattan Bank for payment, the bank will instruct the Transfer Agent to withdraw the appropriate number of shares from your account (provided payment for the shares has been collected). The bank's rules and regulations governing such checking accounts include the right of the bank not to honor checks in amounts exceeding the value of the account at the time the check is presented for payment. Each month cancelled checks will be returned to you. Generally, you pay no fee for this checkwriting service; however, reasonable service charges for "regular or frequent use" of this service may be assessed in the future. Besides being convenient, this procedure enables you to continue earning daily income dividends on your money until your checks actually clear.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate. You must either meet the minimum initial investment requirement for the receiving fund OR the originating fund's balance must be at least $5,000 and the receiving fund's minimum must be met within one year.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE(R) - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $10,000 per fund, per account each day), or exchange shares around the clock with American FundsLine(R). To use this service, call 800/325-3590 from a TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine(R) are subject to the conditions noted above and in "Redeeming Shares--Telephone Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares--Investment Minimums and Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine(R)), fax or telegraph redemption and/or exchange options, you agree to hold the funds, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, the relevant fund or funds may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach a fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

 Orders for each fund's portfolio securities transactions are placed by the Investment Adviser which strives to obtain the best available prices, taking into account the costs and promptness of executions. Fixed-income securities are generally traded on a "net" basis with a dealer acting as principal for its own account without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, securities also may be purchased directly from an issuer, in which case no commissions or discounts are paid.

 Subject to the above policy, in circumstances in which two or more brokers are in a position to offer comparable prices and executions, preference may be given to brokers that have sold shares of the funds or have provided investment research, statistical, and other related services to the Investment Adviser for the benefit of the funds and/or of other funds served by the Investment Adviser.

 There are occasions on which portfolio transactions for the funds may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the funds, they are effected only when the Investment Adviser believes that to do so is the interest of the funds. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the funds, including proceeds from the sale of shares of the funds and of securities in either fund's portfolio, are held by The Chase Manhattan Bank, One Chase Manhattan Plaza, New York, NY 10081, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. During the fiscal year ended September 30, 1996, CMTA, CTRS and CTEX paid $4,511,000, $251,000 and $150,000, respectively, to American Funds Service Company.

INDEPENDENT ACCOUNTANTS - Price Waterhouse LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the funds' independent accountant since inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this statement of additional information have been so included in reliance on the report of the independent accountants given on the authority of said firm as experts in auditing and accounting.

REPORTS TO SHAREHOLDERS - Each fund's fiscal year ends on September 30. Shareholders are provided, at least semiannually, with reports showing the investment portfolio and financial statements audited annually by each fund's independent accountants, Price Waterhouse LLP, whose selection is determined annually by the Trustees. The financial statements contained in the annual report are included in this statement of additional information.

PERSONAL INVESTING POLICY - Capital Research and Management Company and its affiliated companies have adopted a personal investing policy consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; disclosure of personal holdings by certain investment personnel prior to recommendation for purchase for the fund; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions. You may obtain a summary of the personal investing policy by contacting the Secretary of the fund.

SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts, where the funds were organized, and California, where each fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund in which they have invested. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust of each fund contains an express disclaimer of shareholder liability for acts or obligations of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or its Trustees. Each Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.

 Under each Declaration of Trust, the Trustees or officers are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Each fund will provide indemnification to its Trustees and officers as authorized by its By-Laws and by the 1940 Act and the rules and regulations thereunder.

SHAREHOLDER VOTING RIGHTS - All shares of each fund have equal voting rights and may be voted in the elections of Trustees and on other matters submitted to the vote of shareholders. As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders. At that time, the Trustees then in office will call a shareholders meeting for the election of Trustees. The Trustees of a fund must call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee when requested to do so by the record holders of 10% of the outstanding shares of a fund. At such meeting, a trustee may be removed after the holders of record of not less than two-thirds of the outstanding shares have declared that the trustee be removed either by declaration in writing or by votes cast in person or by proxy.
Except as set forth above, the Trustees will continue to hold office and may appoint successor Trustees. The shares do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees of a fund can elect all the Trustees of a fund. No amendment may be made to any fund's Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the fund except that amendments may be made upon the sole approval of the Trustees to conform the Declaration of Trust to the requirements of applicable Federal laws or regulations or the requirements of the regulated investment company provisions of the Code; however, the Trustees will not be held liable for failing to do so. If not terminated by the vote or written consent of a majority of the outstanding shares, each fund will continue indefinitely.

                               INVESTMENT RESULTS

    Each fund may from time to time provide yield information (including CTEX tax-equivalent yield information) or comparisons of the fund's yield to various averages in advertisements or in reports furnished to current or prospective shareholders. Yield will be calculated on a seven-day, tax-equivalent and effective basis, as appropriate, pursuant to formulas prescribed by the Securities and Exchange Commission:

 Seven-day yield = (net change in account value x 365/7)

Tax-equivalent yield = tax-exempt portion of seven-day yield/(1-stated income tax rate) + taxable portion of seven day yield

 Effective yield* = [1 + (net change in account value) 1/7]/365/

 *The effective yield will assume a year's compounding of the seven-day yield.

CMTA The seven-day and effective yields for the period ended September 30, 1996 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1996 : $1.0009236

*Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value: $ $10009236
  Less beginning account value: $1.00000000
  Net change in account value:  $ $0.0009236
 Seven-day yield = ( 0.0009236 X 365/7)        =  4.82%
 Effective yield  = [1 + ( 0.0009236) 1/7]/365/   =  4.93%

CTRS The seven-day and effective yields for the period ended September 30, 1996 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1996: $ $1.00087602

 *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value: $1.00087602
  Less beginning account value: $1.00000000
  Net change in account value: $0.00087602
 Seven-day yield = (0.00087602 X /365/7/)         = 4.57%
 Effective yield  = [1 + (0.00087602) 1/7]/365/   = 4.67%

CTEX The seven-day, effective and tax-equivalent yields for the period ended September 30, 1996 are calculated as follows:

ASSUMPTIONS:

Value of hypothetical pre-existing account with exactly one share at the beginning of the period: $1.0000000

Value of same account* (excluding capital changes) at the end of the seven-day period ending September 30, 1996: $ 1.00056219

 *Value includes additional shares acquired with dividends paid on the original share.

CALCULATION:  Ending account value: $1.00056219
  Less beginning account value: $1.00000000
  Net change in account value: $0.00056219
  Tax-exempt portion of net change: $ $0.00056219
  Taxable portion of net change: $  -0-

 Seven-day yield = ($$0.00056219 X 365/7) = 2.93%

 Seven-day tax equivalent yield = ($ 0.00056219 X 365/7(1-0.396)) = 4.85%

 Effective yield =[1 + ($0.00056219) 1/7]/365/ = 2.97%

 Each fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from reinvested dividends and distributions and any changes in share price during the period. Based on the foregoing formula, the lifetime return of CMTA was 341.0% (for the period 11/3/76 through 9/30/96), the lifetime return of CTEX was 24.8% (for the period 10/24/89 through 9/30/96), and the lifetime return of CTRS was 24.2% (for the period 2/1/91 through 9/30/96).

 Each fund's investment results will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses of the fund, so that any yield figure should not be considered representative of what an investment in a fund may earn in any future period. These factors and possible differences in calculation methods should be considered when comparing each fund's investment results with those published for other investment companies, other investment vehicles and averages. Investment results also should be considered relative to the risks associated with the investment objective and policies.

      CMTA VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

The information below permits investors to compare the results of similar investment vehicles.

5-Year Period           CMTA             MMFA*            BA**
10/1/91 - 9/30/96        +21.3            +21.6            +20.9

10-Year Period
1986 - 1996              72.4%            70.3%            67.7%
1985 - 1995              75.6             73.1             72.6
1984 - 1994              80.9             78.0             80.2
1983 - 1993              93.6             89.3             91.1
1982 - 1992             105.7            100.0            102.6
1981 - 1991             126.2            118.6            114.7
1980 - 1990             149.2            135.9            122.9
1979 - 1989             159.8            NA               125.5
1978 - 1988             162.0            NA               125.3
1977 - 1987             159.8            NA               125.0

* BASED ON YIELDS COMPILED BY THE FOLLOWING PUBLICATIONS: FOR FIGURES PRIOR TO 1/1/91, THE SOURCE IS THE MONEY MARKET FUND SURVEY PUBLISHED BY SURVEY PUBLICATIONS; FOR FIGURES BEGINNING 1/1/91, IBC/DONOGHUE'S MONEY FUND REPORT IS USED. THESE PUBLICATIONS PROVIDE 30-DAY AVERAGE YIELD FIGURES ON "X" NUMBER OF MONEY MARKET FUNDS. THIS YIELD FIGURE IS MATHEMATICALLY CONVERTED TO A PER-SHARE DIVIDEND AMOUNT WHICH IS THEN USED TO PRODUCE HYPOTHETICAL RESULTS FOR THE AVERAGE MONEY MARKET FUND.

** CALCULATED FROM FIGURES SUPPLIED BY THE U.S. LEAGUE OF SAVINGS INSTITUTIONS AND THE FEDERAL RESERVE BOARD WHICH ARE BASED ON EFFECTIVE ANNUAL RATES OF INTEREST ON BOTH PASSBOOK AND CERTIFICATE ACCOUNTS. SAVINGS ACCOUNTS OFFER A GUARANTEED RETURN OF PRINCIPAL AND A FIXED RATE OF INTEREST BUT NO OPPORTUNITY FOR CAPITAL GROWTH.

      CTEX VS. MONEY MARKET FUND AVERAGE ("MMFA") AND BANK AVERAGE ("BA")

                                         Tax-Exempt
Lifetime Period         CTEX             MMFA/#/          BA

10/24/89 - 9/30/96       +24.8%           +25.1%           +38.0%


#  SAME AS * EXCEPT IT IS FOR TAX-EXEMPT MONEY MARKET FUNDS

CTRS VS. GOVT MONEY MARKET FUND AVERAGE (" GOVT MMFA") AND BANK AVERAGE ("BA")



Lifetime Period         CTRS             Govt             BA
                                         MMFA/@/

2/1/91 - 9/30/96         +24.2%           +25.2%           +26.4%

/@/ SAME AS * EXCEPT IT IS FOR GOVERNMENT MONEY MARKET FUNDS

                   DESCRIPTION OF RATINGS FOR DEBT SECURITIES

COMMERCIAL PAPER RATINGS

 STANDARD & POOR'S CORPORATION: "A-1" and "A-2" are the two highest commercial paper rating categories and are described as follows:

 "A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong."

 "A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated 'A-1'."

 MOODY'S INVESTORS SERVICE, INC.: "Prime-1" and "Prime-2" are the two highest commercial paper rating categories and are described as follows:

"ISSUERS RATED PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

 -  Leading market positions in well established industries.

 -  High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earning coverage of fixed financial charges and high internal cash generation.

- Well established access to a range of financial markets and assured sources of alternate liquidity."

"ISSUERS RATED PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained."

BOND RATINGS

 STANDARD & POOR'S CORPORATION: "AAA" and "AA" are the two highest bond rating categories, and are described as follows:

 "Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong."

 "Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."

 MOODY'S INVESTORS SERVICE, INC.: "Aaa" and "Aa" are the two highest bond rating categories, and are described as follows:

 "Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.' Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."

 "Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."

NOTE RATINGS

 STANDARD & POOR'S CORPORATION: "SP-1" and "SP-2" are the two highest note rating categories, and are described as follows:

 "SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation."

 "SP-2 Satisfactory capacity to pay principal and interest."

  MOODY'S INVESTORS SERVICE, INC.: "MIG-1" and "MIG-2" are the two highest note rating categories, and are described as follows:

"MIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing."

"MIG 2: This designation denotes high quality. Margins of protection are ample although not as large as in the preceding group."

The Cash Management Trust of America
Investment Portfolio
September 30, 1996
                                                                                               Principal           Market
                                                                             Yield at           Amount             Value
                                                                          Acquisition            (000)             (000)

Certificates of Deposit - 4.99%
Canadian Imperial Bank of Commerce
 5.36% October 4, 1996                                                            5.36           $50,000          $50,000
 5.40% November 18, 1996                                                          5.40            15,000           15,000
Morgan Guaranty Trust Co. of New York
 5.47% November 6, 1996                                                           5.46            50,000           50,001
National Westminster Bank PLC
 5.35% October 10, 1996                                                           5.32            50,000           50,000
                                                                                                                   ------
  Total Certificates of Deposit                                                                                   165,001
                                                                                                                   ------
Commercial Paper - 84.62%
A.I. Credit Corp.
 November 8, 1996                                                                 5.42            50,000           49,709
AIG Funding Inc.
 October 15, 1996                                                                 5.33            25,000           24,945
Abbott Laboratories
 October 21, 1996                                                                 5.34            30,000           29,907
 October 23, 1996                                                                 5.33            20,000           19,934
American Brands, Inc.
 October 18, 1996                                                                 5.43            20,000           19,946
American Express Credit Corp.
 October 1, 1996                                                                  5.33            25,000           24,996
 October 9, 1996                                                                  5.31            15,000           14,980
 October 11, 1996                                                                 5.32            20,000           19,968
 October 23, 1996                                                                 5.34            25,000           24,915
American General Finance Corp.
 October 2, 1996                                                                  5.33            30,000           29,991
Ameritech Corp.
 October 24, 1996                                                                 5.42            25,000           24,910
 November 14, 1996                                                                5.36            50,000           49,668
Associates Corp. of North America
 October 1, 1996                                                                  5.80           115,000          114,982
BellSouth Telecommunications, Inc.
 October 4, 1996                                                                  5.37            25,000           24,985
 October 8, 1996                                                                  5.33            25,000           24,971
 November 7, 1996                                                                 5.38            30,000           29,831
 November 8, 1996                                                                 5.38            25,000           24,855
Beneficial Corp.
 October 8, 1996                                                                  5.35            10,000            9,988
 November 4, 1996                                                                 5.45            25,000           24,869
 November 5, 1996                                                                 5.45            25,000           24,865
CIT Group Holdings, Inc.
 November 12, 1996                                                                5.36            30,000           29,809
 November 18, 1996                                                                5.43            35,000           34,744
CPC International Inc.
 October 9, 1996*                                                                 5.39            25,000           24,966
Canadian Imperial Holdings Inc.
 October 7, 1996                                                                  5.35            35,000           34,964
Chevron U.K. Investment PLC
 October 9, 1996                                                                  5.31            37,000           36,951
 October 15, 1996                                                                 5.38            13,000           12,971
Coca-Cola Co.
 October 3, 1996                                                                  5.36            25,000           24,989
 October 17, 1996                                                                 5.31            30,000           29,925
Commercial Credit Co.
 October 1, 1996                                                                  5.33            10,000            9,999
 October 16, 1996                                                                 5.40            40,000           39,905
John Deere Capital Corp.
 October 17, 1996                                                                 5.31            20,000           19,950
 November 5, 1996                                                                 5.47            20,000           19,892
E.I. du Pont de Nemours and Co.
 October 4, 1996                                                                  5.29            20,000           19,988
 October 17, 1996                                                                 5.32            55,000           54,865
 October 21, 1996                                                                 5.36            25,000           24,922
 October 29, 1996                                                                 5.40            10,000            9,957
Duracell Inc.
 October 16, 1996                                                                 5.31            25,000           24,943
Electronic Data Systems Corp.
 October 18, 1996*                                                                5.39            20,000           19,946
 October 22, 1996*                                                                5.39            49,000           48,838
 October 29, 1996*                                                                5.42             7,600            7,567
Ford Motor Credit Co.
 October 8, 1996                                                                  5.32            35,000           34,959
 October 9, 1996                                                                  5.34            20,000           19,974
 October 15, 1996                                                                 5.40            40,000           39,911
 October 25, 1996                                                                 5.41            40,000           39,851
General Electric Capital Corp.
 October 7, 1996                                                                  5.35            35,000           34,964
 October 11, 1996                                                                 5.32            20,000           19,968
 October 23, 1996                                                                 5.40            40,000           39,863
Harvard University
 October 3, 1996                                                                  5.32            30,000           29,987
H.J. Heinz Co.
 October 1, 1996                                                                  5.30             6,000            5,999
 October 4, 1996                                                                  5.27            15,000           14,991
 October 21, 1996                                                                 5.39            23,000           22,928
 October 22, 1996                                                                 5.40            11,000           10,964
 October 30, 1996                                                                 5.35            20,000           19,911
 November 1, 1996                                                                 5.40            21,000           20,900
 November 12, 1996                                                                5.35            15,000           14,905
Hershey Foods Corp.
 October 24, 1996                                                                 5.31            50,000           49,825
Hewlett-Packard Co.
 October 16, 1996                                                                 5.42            20,000           19,954
 October 30, 1996                                                                 5.40            29,000           28,871
IBM Credit Corp.
 October 21, 1996                                                                 5.32            25,000           24,923
 October 23, 1996                                                                 5.37            30,000           29,898
 October 25, 1996                                                                 5.33            20,000           19,926
 November 4, 1996                                                                 5.42            50,000           49,738
International Lease Finance Corp.
 October 31, 1996                                                                 5.41            20,000           19,907
 November 6, 1996                                                                 5.45            50,000           49,723
Eli Lilly and Co.
 October 18, 1996                                                                 5.29            15,000           14,961
 October 28, 1996                                                                 5.34            50,000           49,794
Lucent Technologies Inc.
 October 2, 1996                                                                  5.29            35,000           34,990
 November 7, 1996                                                                 5.39            65,000           64,635
 November 8, 1996                                                                 5.46            20,000           19,883
Mobil Australia Finance Co.
 October 18, 1996*                                                                5.40            20,000           19,946
 October 29, 1996*                                                                5.41            30,000           29,870
 October 31, 1996*                                                                5.40            25,000           24,885
National Rural Utilities Cooperative Finance Corp.
 October 7, 1996                                                                  5.35            20,000           19,979
 October 10, 1996                                                                 5.35            20,000           19,970
J.C. Penney Funding Corp.
 October 2, 1996                                                                  5.29            30,000           29,991
 October 11, 1996                                                                 5.37            50,000           49,918
PepsiCo, Inc.
 November 1, 1996                                                                 5.33            60,000           59,725
 November 4, 1996                                                                 5.33            30,000           29,849
Pfizer Inc
 October 3, 1996*                                                                 5.31            45,000           44,981
Procter & Gamble Co.
 November 5, 1996                                                                 5.39            15,000           14,920
 November 7, 1996                                                                 5.40            15,000           14,915
SAFECO Credit Co. Inc.
 October 7, 1996                                                                  5.32            16,000           15,984
 October 15, 1996                                                                 5.34            10,000            9,978
 October 22, 1996                                                                 5.32            10,800           10,765
 November 22, 1996                                                                5.47            20,000           19,840
Sandoz Corp.
 October 15, 1996*                                                                5.38             8,300            8,282
 October 17, 1996*                                                                5.37             6,000            5,985
 October 21, 1996*                                                                5.37            10,000            9,969
 November 1, 1996*                                                                5.45            18,200           18,113
 November 7, 1996*                                                                5.39            15,000           14,920
Southwestern Bell Telephone Co.
 October 28, 1996                                                                 5.32             9,000            8,963
 November 15, 1996                                                                5.37            25,000           24,830
 November 22, 1996                                                                5.34            20,200           20,042
Toronto-Dominion Holdings USA Inc.
 October 30, 1996                                                                 5.35            50,000           49,779
UBS Finance (Delaware) Inc.
 October 1, 1996                                                                  5.85           100,000           99,984
U S WEST Communications, Inc.
 October 18, 1996                                                                 5.30            16,000           15,958
Weyerhaeuser Co.
 November 14, 1996                                                                5.39            10,000            9,933
 November 18, 1996                                                                5.40            20,000           19,854
 November 19, 1996                                                                5.41            15,000           14,888
 November 21, 1996                                                                5.45            15,000           14,883
Xerox Corp.
 October 16, 1996                                                                 5.33             5,000            4,988
 October 17, 1996                                                                 5.37            12,000           11,970
 November 4, 1996                                                                 5.47            10,000            9,947
 November 5, 1996                                                                 5.47            27,000           26,854
                                                                                                                   ------
  Total Commercial Paper                                                                                        2,796,067
                                                                                                                   ------
Federal Agency Discount Notes - 10.50%
Federal Home Loan Bank Notes
 October 28, 1996                                                                 5.38            47,250           47,057
 November 1, 1996                                                                 5.41            20,000           19,904
 November 14, 1996                                                                5.42            40,000           39,731
Federal Home Loan Mortgage Corp.
 October 18, 1996                                                                 5.34            40,000           39,905
 October 24, 1996                                                                 5.37            25,000           24,914
 October 25, 1996                                                                 5.39            38,500           38,360
 November 13, 1996                                                                5.42           104,000          103,326
Federal National Mortgage Assn.
 October 4, 1996                                                                  5.34            26,500           26,484
 October 22, 1996                                                                 5.40             7,140            7,117
                                                                                                                   ------
  Total Federal Agency Discount Notes                                                                             346,798
                                                                                                                   ------

Total Investment Securities (cost: $3,307,857,000)                                                              3,307,866

Excess of payables over cash and receivables                                                                       (3,744)
                                                                                                                   ------
Net Assets                                                                                                     $3,304,122
                                                                                                                   ======


*Restricted securities that can be resold only to
 institutional buyers. Deemed to be as liquid as unrestricted securities in the portfolio.


See Notes to Financial Statements


Cash Management Trust of America
Financial Statements
----------------------------------------                   -------------------      -------------------
Statement of Assets and Liabilities
at September 30, 1996                                              (dollars in               thousands)
----------------------------------------                     -----------------        -----------------
Assets:
Investment securities at market
 (cost: $3,307,857)                                                                          $3,307,866
Cash                                                                                              2,188
Receivables for-
 Sales of fund's shares                                                $36,009
 Accrued interest                                                          942                   36,951
                                                           -------------------      -------------------
                                                                                              3,347,005
Liabilities:
Payables for-
 Repurchases of fund's shares                                           40,869
 Dividends payable                                                         737
 Management services                                                       797
 Accrued expenses                                                          480                   42,883
                                                           -------------------      -------------------
Net Assets at September 30, 1996-
 Equivalent to $1.00 per share on
 3,304,112,097 shares of beneficial
 interest issued and outstanding;
 unlimited shares authorized                                                                 $3,304,122
                                                                                     ==================

Statement of Operations
for the year
ended September 30, 1996                                           (dollars in               thousands)
                                                           -------------------      -------------------
Investment Income:
Income:
 Interest                                                                                     $ 171,743

Expenses:
 Management services fee                                                $9,671
 Distribution expenses                                                   2,314
 Transfer agent fee                                                      4,511
 Reports to shareholders                                                   201
 Registration statement and prospectus                                     581
 Postage, stationery and supplies                                        1,007
 Trustees' fees                                                             29
 Auditing and legal fees                                                    52
 Custodian fee                                                              93
 Taxes other than federal income tax                                        40                   18,499
                                                           -------------------      -------------------
  Net investment income                                                                         153,244
                                                                                    -------------------
Change in Unrealized (Depreciation)
 Appreciation on Investments:
Net realized gain                                                                                     0
Net unrealized (depreciation)
 appreciation on investments:
 Beginning of year                                                          (1)
 End of year                                                                 9
                                                           -------------------
  Net change in unrealized (depreciation)
    appreciation on investments                                                                      10
                                                                                           ------------
 Net realized gain and unrealized
  depreciation on investments                                                                        10
                                                                                    -------------------
Net Increase in Net Assets Resulting
 from Operations                                                                               $153,254
                                                                                     ==================



Statement of Changes in Net
 Assets                                                            (dollars in               thousands)
----------------------------------------                   -------------------      -------------------
                                                                   Year ended              September 30

                                                                          1996                     1995
Operations:                                                -------------------      -------------------
Net investment income                                               $  153,244                $ 149,779
Net realized gain on investments                                             0                        0
Net change in unrealized appreciation
 (depreciation) on investments                                              10                       (3)
                                                           -------------------      -------------------
 Net increase in net assets
  resulting from operations                                            153,254                  149,776
                                                           -------------------      -------------------
Dividends Paid to Shareholders                                        (153,257)                (149,784)
                                                           -------------------      -------------------
Capital Share Transactions:
Proceeds from shares sold:
 10,707,976,952 and 8,806,146,594
 shares, respectively                                               10,707,977                8,806,146
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 140,296,630 and 136,777,196 shares,
 respectively                                                          140,296                  136,777
Cost of shares repurchased:
 10,539,920,205 and 8,684,653,956
 shares, respectively                                              (10,539,920)              (8,684,654)
                                                           -------------------      -------------------
 Net increase in net assets resulting
  from capital share transactions                                      308,353                  258,269
                                                           -------------------      -------------------
Total Increase in Net Assets                                           308,350                  258,261

Net Assets:
Beginning of year                                                    2,995,772                2,737,511
                                                           -------------------      -------------------
End of year                                                         $3,304,122               $2,995,772
                                                            ==================       ==================


See Notes to Financial Statements

Notes to Financial Statements

1. The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in high-quality short-term money market instruments. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund's shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules. Portfolio securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities with original or remaining maturities in excess of 60 days are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable
maturity, quality and type.   Securities for which market quotations are not
readily available are valued at fair value by the Board of Trustees or a committee thereof.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared daily after the determination of the fund's net investment income and paid to shareholders monthly. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1996, unrealized appreciation for book and federal income tax purposes aggregated $9,000, of which $11,000 related to appreciated securities and $2,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for
the year ended September 30, 1996.   The cost of portfolio securities for book
and federal income tax purposes was $3,307,857,000 at September 30, 1996.

3. The fee of $9,671,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.365% of the first $275 million of average net assets and 0.3285% of such assets in excess of $275 million. The Board of Trustee's of the fund approved a new agreement and, effective April 1, 1996, CRMC agreed to waive any fee in excess of what it would have received under the new agreement. The new fee schedule reduces the fee to 0.32% of the first $1 billion of average net assets; 0.29% of such assets in excess of $1 billion but not exceeding $2 billion; and 0.27% of such assets in excess of $2 billion. Had such a waiver not taken place, the fee for management services would have been $10,320,000.

     Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1996, distribution expenses under the plan amounted to $2,314,000. As of September 30, 1996, accrued and unpaid distribution expenses were $156,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $4,511,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1996, aggregate amounts deferred and earnings thereon were $26,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $65,600,303,000 and $65,420,922,000, respectively, during the year ended September 30, 1996.


PER-SHARE DATA AND RATIOS
------------------------------                         -------     ------     ------       ------   -------
                                                                     Year      Ended   September          30
                                                       -------     ------     ------       ------   -------
                                                           1996       1995       1994         1993      1992
                                                       -------     ------     ------       ------   -------
Net Asset Value, Beginning
 of Year                                                 $1.00      $1.00      $1.00        $1.00     $1.00
                                                       -------     ------     ------       ------   -------

 Income from Investment Operations
   Net investment income                                  .050       .052       .031         .025      .036
                                                       -------     ------     ------       ------   -------
    Total income from investment operations               .050       .052       .031         .025      .036
                                                       -------     ------     ------       ------   -------
 Less Distributions:
  Dividends from net investment income                  (0.050)    (0.052)    (0.031)      (0.025)   (0.036)
                                                       -------     ------     ------       ------   -------
    Total distributions                                 (0.050)    (0.052)    (0.031)      (0.025)   (0.036)
                                                       -------     ------     ------       ------   -------
Net Asset Value, End of Year                             $1.00      $1.00      $1.00        $1.00     $1.00
                                                       =======     ======     ======       ======   =======
Total Return                                             5.06%      5.34%       3.10%        2.57%     3.64%

Ratios/Supplemental Data:
  Net assets, end of year (in millions)                 $3,304     $2,996     $2,738       $1,940    $2,090

  Ratio of expenses to average net assets                .60%        .60%        .68%         .65%      .63%

  Ratio of net income to average net assets              4.95%      5.21%       3.14%        2.57%     3.59%


Report of Independent Accountants

To the Board of Trustees and Shareholders of The Cash Management Trust of
America:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 1996, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1996 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Los Angeles, California
October 31, 1996


1996 Tax Information (unaudited)

     We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of distributions.

     Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

     Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1997 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1996 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.